                                                     FILE NOS. 33-06546/811-4716

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                      Pre-Effective Amendment No. _____                     [ ]

                       Post-Effective Amendment No. 19                      [X]
                                                   ---

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                              Amendment No. 30                              [X]
                                           ---
                        (Check appropriate box or boxes.)

                       SAFECO RESOURCE VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                          SAFECO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                5069 154TH PLACE N.E., REDMOND, WASHINGTON 98052
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                            WILLIAM E. CRAWFORD, ESQ.
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5328



   Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as
                        Practicable after Effective Date

It is proposed that this filing will become effective:
     ____ immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on April 30, 2001 pursuant to paragraph (b) of Rule 485
     ----

     ____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
     ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2000 on or about March 29, 2001.

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

ITEM NO.                                                                             LOCATION
                                     PART A

Item 1.  Cover Page............................................................      Cover Page

Item 2.  Definitions...........................................................      Index of Special Terms

Item 3.  Synopsis or Highlights................................................      Fee Table; Summary

Item 4.  Condensed Financial Information.......................................      Appendix - Accumulation
                                                                                     Unit Value History

Item 5.  General Description of Registrant,  Depositor,  and
         Portfolio Companies ..................................................      Other Information

Item 6.  Deductions and Expenses...............................................      Expenses; Fee Table

Item 7.  General Description of Variable Annuity Contracts.....................      The Annuity
                                                                                     Contract/Certificate

Item 8.  Annuity Period........................................................      Annuity Payments
                                                                                     (Income Phase)

Item 9.  Distribution Requirements.............................................      Annuity Payments (Income
                                                                                     Phase) and Death Benefit

Item 10. Purchases and Contract Value..........................................      Purchase

Item 11. Redemptions...........................................................      Access to Your Money

Item 12. Taxes.................................................................      Taxes

Item 13. Legal Proceedings.....................................................      Other Information

Item 14. Table of Contents of the Statement of Additional Information..........      Other Information


ITEM NO.                                                                             LOCATION
                                     PART B

Item 15. Cover Page............................................................      Cover Page

Item 16. Table of Contents.....................................................      Cover Page

Item 17. General Information and History.......................................      Separate Account;
                                                                                     Experts

Item 18. Services..............................................................      Not Applicable

Item 19. Purchase of Securities Being Offered..................................      Not Applicable

Item 20. Underwriters..........................................................      Distribution

Item 21. Calculation of Performance Data.......................................      Performance Information

Item 22. Annuity Payments......................................................      Annuity Provisions

Item 23. Financial Statements..................................................      Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS

                                   RESOURCE B
                                Variable Annuity

                                   ISSUED BY

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                      AND

                         SAFECO LIFE INSURANCE COMPANY

This prospectus describes the Resource B Variable Annuity Group Contract and the
  Certificates issued thereunder. It contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the PORTFOLIOS available under the certificates. This prospectus does not constitute an offering in any jurisdiction in which the contract and/or certificate may not be lawfully sold.


          To learn more about the Resource B Variable Annuity Group Contract and Certificates, you can obtain a copy of the Statement of Additional Information
(SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. The SEC maintains a website at http://www.sec.gov. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, by calling us at 1-877-472-3326 or writing us at: PO Box 34690, Seattle, WA
                                                                     98124-1690.


SAFECO RESOURCE SERIES TRUST


         - SAFECO RST Equity Portfolio



         - SAFECO RST Growth Opportunities Portfolio



         - SAFECO RST Northwest Portfolio



         - SAFECO RST Bond Portfolio



         - SAFECO RST Money Market Portfolio



SCUDDER VARIABLE SERIES I ("VSI")



         - Scudder VSI Balanced Portfolio



         - Scudder VSI International Portfolio


INVESTMENT IN A VARIABLE ANNUITY CONTRACT OR CERTIFICATE IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CERTIFICATES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

NEITHER THE SEC OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Dated: May 1, 2001

-------------------------------------------------------
TABLE OF CONTENTS                                PAGE
-------------------------------------------------------

SUMMARY......................................         1

FEE TABLE....................................         3

EXAMPLES.....................................         4

1.   THE ANNUITY CONTRACT/CERTIFICATE........         5
     Owner...................................         5
     Participant (Annuitant).................         5
     Beneficiary.............................         5
     Assignment..............................         5

2.   ANNUITY PAYMENTS (INCOME PHASE).........         5
     Changing Portfolios After the Annuity
       Date..................................         6

3.   PURCHASE................................         6
     Purchase Payments.......................         6
     Allocation of Purchase Payments.........         6
     Accumulation Units......................         7

4.   INVESTMENT OPTIONS......................         7
     Variable Investment Options.............         7
     Transfers...............................         7
     Limits on Excessive Transfers...........         8

5.   EXPENSES................................         8
     Insurance Charge........................         8
     Administration Charge...................         8
     Contingent Deferred Sales Charge........         8
     Transfer Charge.........................         8
     Premium Taxes...........................         8
     Income or Other Taxes...................         9
     Portfolio Expenses......................         9

6.   TAXES...................................         9
     Annuity Certificates in General.........         9
     Qualified Certificates..................         9
     Diversification.........................         9
     Tax Withholding.........................         9

7.   ACCESS TO YOUR MONEY....................         9
     Free Withdrawal Amount..................        10
     Withdrawal Restrictions on TSA or
       403(b)................................        10
     Withdrawal Restrictions on Texas
       Optional Retirement Program ("Texas
       ORP").................................        10

8.   PERFORMANCE.............................        10

9.   DEATH BENEFIT...........................        10
     Death of Participant before Annuity
       Date..................................        10
     Death of Annuitant after Annuity Date...        11
     Beneficiary Designation.................        11

10.  OTHER INFORMATION.......................        11
     SAFECO Life.............................        11
     Separate Account........................        11
     General Account.........................        11
     Distribution (Principal Underwriter)....        11
     Legal Proceedings.......................        11
     Right to Suspend Annuity Payments,
       Transfers, or Withdrawals.............        12
     Voting Rights...........................        12
     Reduction of Charges....................        12
     Internet Information....................        12
     Financial Statements....................        12

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
INFORMATION..................................        12

APPENDIX
     Accumulation Unit Value History.........       A-1

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the certificate certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                   PAGE
Accumulation Phase...........................         5
Accumulation Unit............................         7
Annuity Date.................................         5
Annuity Payments.............................         5
Annuity Unit.................................         7
Beneficiary..................................         5
Income Phase.................................         5
Owner........................................         5
Participant..................................         5
Portfolios...................................         7
Purchase Payment.............................         6
Qualified....................................         9
Tax Deferral.................................         5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

---------------------------------------------------

THE ANNUITY CONTRACT/CERTIFICATE
----------------------------------------------

The group annuity contract is an agreement between your employer, the OWNER, and SAFECO Life Insurance Company ("SAFECO Life", "we", and "us"). It is designed to help you, the PARTICIPANT, have tax-deferred funding for your retirement. Under the group contract, you are issued a certificate that provides for a guaranteed income or a death benefit. You should not participate if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.


You may divide your money among any or all of our seven variable investment PORTFOLIOS. The value of the PORTFOLIOS can fluctuate up or down, based on the investment performance of the underlying investments. Investment in the PORTFOLIOS is not guaranteed and you may lose money. Your choices for the various investment options are found in Section 4.



Like most annuities, the certificate has an ACCUMULATION PHASE and an INCOME PHASE. During the ACCUMULATION PHASE, money is invested. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the PORTFOLIOS you selected. During the INCOME PHASE, you will receive payments from your annuity.


The amount of money you are able to accumulate in your certificate during the ACCUMULATION PHASE will determine the amount of your payments during the INCOME PHASE.

---------------------------------------------------

ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------


You can select from one of four payment options. This selection cannot be changed after your payments begin. During the INCOME PHASE, you have the same investment options you had during the ACCUMULATION PHASE. You can choose to have fixed or variable payments, or both. If you choose to have variable payments, the dollar amount of your payments will usually go up or down.


---------------------------------------------------

PURCHASE
----------------------------------------------

You can participate under the group contract with $30 or more, unless your retirement plan has a different requirement. Additional PURCHASE PAYMENTS of $30 or more may be made at any time during the ACCUMULATION PHASE, subject to the requirements of your retirement plan.

---------------------------------------------------

INVESTMENT OPTIONS
----------------------------------------------

Not all PORTFOLIOS listed below may be available for all certificates. Each PORTFOLIO is fully described in its accompanying prospectus.


  - SAFECO RST Equity Portfolio



  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Money Market Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio


Depending upon market conditions, you can make or lose money in any of these PORTFOLIOS.

---------------------------------------------------

EXPENSES
----------------------------------------------

The certificate has insurance features and investment features, and there are costs related to each.

We deduct an insurance charge ("mortality and expense risk premium") which equals 1.25% annually of the average daily value of your certificate allocated to the PORTFOLIOS.

If you take more than 10% of your certificate value out in a certificate year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your certificate and is based upon the amount withdrawn. The charge is 9% in the first two certificate years and decreases each certificate year until the ninth and later certificate years when there is no charge.


You can transfer between investment options up to four times per certificate year free of a transfer charge. A transfer charge equal to $10 may apply to each additional transfer.


In a limited number of states there is a premium tax of up to 3.5%. In this case, a premium tax charge for the payment of these taxes may be deducted.


There are also annual PORTFOLIO expenses which vary depending upon the PORTFOLIOS you select. In 2000, these expenses ranged from 0.54% to 0.96%.


The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing. There are situations where all or some of the PARTICIPANT transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

---------------------------------------------------

TAXES
----------------------------------------------

Generally, earnings and amounts equal to PURCHASE PAYMENTS made with pre-tax dollars are not taxed until you take them out. During the ACCUMULATION PHASE, taxable amounts generally come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the INCOME PHASE, ANNUITY PAYMENTS are taxed in the year received.

---------------------------------------------------

ACCESS TO YOUR MONEY
----------------------------------------------

Your retirement plan determines when you can take money out. Each certificate year, you can take up to 10% of the certificate value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your certificate, not on the age of particular PURCHASE PAYMENTS. You may have to pay income taxes and tax penalties on any money you take out.

---------------------------------------------------

PERFORMANCE
----------------------------------------------

The value of your certificate will vary up or down depending upon the investment performance of the PORTFOLIOS you choose. Past performance is not a guarantee of future results.

---------------------------------------------------

DEATH BENEFIT
----------------------------------------------

If you die before moving to the INCOME PHASE, your BENEFICIARY will receive a death benefit.

---------------------------------------------------

INQUIRIES
----------------------------------------------

If you need more information, please contact us at:

    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE N.E.
    REDMOND, WA 98052
    1-877-472-3326
    HTTP://WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  SAFECO RESOURCE VARIABLE ACCOUNT B FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES (See Note 2)

Contingent Deferred Sales Charge (as a percentage of the amount withdrawn)

    No charge for first 10% of certificate value withdrawn in a certificate year. Thereafter, the charge is:

year 1 ............ 9%  year 4 ............ 7%  year 7 ............ 4%
year 2 ............ 9%  year 5 ............ 6%  year 8 ............ 2%
year 3 ............ 8%  year 6 ............ 5%  year 9+ ........... 0%

Transfer Charge

    No charge for first four transfers in a certificate year; thereafter, the charge is $10 per transfer.

ANNUAL ADMINISTRATION CHARGE

    $30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES                                   Mortality and Expense Risk Premium......................  1.25%
(as a percentage of average account value)                         Asset Related Administration Charge.....................   None

                                                                   Total Separate Account Annual Expenses..................  1.25%
                                                                                                                             =====

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


PORTFOLIO EXPENSES                                             Management             Other               Total Annual
(as a percentage of average net assets)                           Fees               Expenses               Expenses
                                                                (after reimbursement and waiver for certain Portfolios)
-------------------------------------------------------------------------------------------------------------------------

  SAFECO RST Equity Portfolio (a)...........................      0.74%                0.04%                  0.78%
  SAFECO RST Growth Opportunities Portfolio (a).............      0.74%                0.03%                  0.77%
  SAFECO RST Northwest Portfolio (a)........................      0.74%                0.07%                  0.81%
  SAFECO RST Bond Portfolio (a).............................      0.74%                0.16%                  0.90%
  SAFECO RST Money Market Portfolio (a).....................      0.65%                0.19%                  0.84%

  Scudder VSI Balanced Portfolio (a)........................      0.48%                0.06%                  0.54%
  Scudder VSI International Portfolio (a)...................      0.82%                0.14%                  0.96%

-------------------------------------------------------------------------------------------------------------------------


(a) See the PORTFOLIO prospectuses for more detailed information. We have Fund Participation Agreements with non-SAFECO fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, SAFECO Life may receive an asset based administrative fee from the fund's adviser or distributor.

The above PORTFOLIO expenses were provided by the PORTFOLIOS. We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) upon surrender at the end of each time period;

    (b) if the certificate is not surrendered or is annuitized.


                                                               1 year      3 years     5 years    10 years

        SAFECO RST Equity Portfolio                           (a)  $105   (a)  $145   (a)  $177   (a)  $248
                                                              (b)  $ 22   (b)  $ 67   (b)  $115   (b)  $248
        SAFECO RST Growth Opportunities Portfolio             (a)  $105   (a)  $145   (a)  $177   (a)  $247
                                                              (b)  $ 22   (b)  $ 67   (b)  $115   (b)  $247
        SAFECO RST Northwest Portfolio                        (a)  $105   (a)  $146   (a)  $179   (a)  $251
                                                              (b)  $ 22   (b)  $ 68   (b)  $117   (b)  $251
        SAFECO RST Bond Portfolio                             (a)  $106   (a)  $149   (a)  $183   (a)  $260
                                                              (b)  $ 23   (b)  $ 71   (b)  $121   (b)  $260
        SAFECO RST Money Market Portfolio                     (a)  $106   (a)  $147   (a)  $180   (a)  $254
                                                              (b)  $ 22   (b)  $ 69   (b)  $118   (b)  $254

        Scudder VSI Balanced Portfolio                        (a)  $103   (a)  $139   (a)  $166   (a)  $223
                                                              (b)  $ 19   (b)  $ 60   (b)  $103   (b)  $223
        Scudder VSI International Portfolio                   (a)  $107   (a)  $150   (a)  $186   (a)  $266
                                                              (b)  $ 24   (b)  $ 73   (b)  $124   (b)  $266


EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the Fee Table is to show the various expenses you will incur directly and indirectly by investing in the certificate. The Fee Table reflects expenses of the Separate Account as well as the PORTFOLIOS.

2. There are situations where all or some of the PARTICIPANT transaction expenses do not apply. See Section 5 - Expenses for a complete discussion.

3.  The examples do not reflect premium taxes that may apply.

4. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


5. For purposes of calculating the examples, the annual administration charge of $30 has been converted into a percentage based on a ratio of the total annual administration charges collected during the year to the total average net assets of all the certificates.


             THE APPENDIX CONTAINS ACCUMULATION UNIT VALUE HISTORY.

---------------------------------------------------

1. THE ANNUITY CONTRACT/CERTIFICATE
----------------------------------------------

This prospectus describes a variable annuity group contract offered by SAFECO Life and the certificates issued thereunder. The group contract is designed as a funding vehicle for retirement plans that qualify for tax-favored treatment under 401(k), 403(b), or 457 of the Internal Revenue Code. Under the group contract, certificates are issued to reflect the rights and benefits of individual PARTICIPANTS.


Under the certificate, we promise to pay you an income in the form of ANNUITY PAYMENTS or a death benefit to your BENEFICIARY(IES). Before you begin receiving ANNUITY PAYMENTS, your certificate is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your certificate is in the INCOME PHASE.


The certificate benefits from TAX DEFERRAL. You can change your investment allocation or transfer between investment options without paying tax on certificate earnings until you take money out.

The certificate is called a variable annuity because you can choose among seven variable investment PORTFOLIOS in which you can make or lose money depending upon market conditions. The investment performance of the PORTFOLIO(S) you select affects the value of your certificate and the amount of any variable ANNUITY PAYMENTS.

OWNER

The OWNER of the group contract is generally a trust or other entity authorized to hold retirement plan assets for the benefit of employees.

PARTICIPANT (ANNUITANT)

The PARTICIPANT is the employee for whose benefit the employer remits PURCHASE PAYMENTS. You, as PARTICIPANT, are also the annuitant on whose life ANNUITY PAYMENTS are based.

BENEFICIARY

The BENEFICIARY receives any benefit payable after you die.

ASSIGNMENT

Generally, retirement plan benefits are not assignable or transferable and are not subject to legal process by creditors.

---------------------------------------------------

2. ANNUITY PAYMENTS (INCOME PHASE)
----------------------------------------------

Your retirement plan determines when you can switch to the INCOME PHASE. During the INCOME PHASE, you will receive ANNUITY PAYMENTS beginning on the ANNUITY DATE. You may change the annuity option or the ANNUITY DATE you selected on the PARTICIPANT application by notifying us at least 30 days prior to the ANNUITY DATE.

ANNUITY PAYMENTS are required to begin on the earlier of:

  - the first available payment date after you elect to begin ANNUITY PAYMENTS;

  - the latest ANNUITY DATE specified in your certificate; or

  - a different ANNUITY DATE if required by law.

You can choose whether ANNUITY PAYMENTS will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert ACCUMULATION UNITS to ANNUITY UNITS on the ANNUITY DATE. Once ANNUITY PAYMENTS under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.


The amount of each ANNUITY PAYMENT depends on many factors including the guarantees under the annuity option you choose, the frequency of ANNUITY PAYMENTS, the investment performance if you choose variable ANNUITY PAYMENTS and your age at the time you switch to the INCOME PHASE. If you choose a life annuity option, the number of ANNUITY PAYMENTS you receive depends on how long you live, not your life expectancy.


   LIFE ANNUITY. You receive monthly ANNUITY PAYMENTS for life. ANNUITY PAYMENTS stop when you die. If you have a shortened life expectancy, there is a risk that you will receive fewer ANNUITY PAYMENTS.

   LIFE ANNUITY WITH GUARANTEED PERIOD. You receive monthly ANNUITY PAYMENTS for the longer of your life or a guaranteed period of five or more years, as selected by you and agreed to by us. If you die before all guaranteed payments have been made, the rest will be made to the BENEFICIARY. ANNUITY PAYMENTS stop the later of the date you die or the date the last guaranteed payment is made. The amount of the ANNUITY PAYMENTS may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher ANNUITY PAYMENTS during your life and fewer or no remaining guaranteed payments to your BENEFICIARY.


   JOINT AND SURVIVOR LIFE ANNUITY. You receive monthly ANNUITY PAYMENTS for life. After you die, your spouse, if living, receives 50% or more of each ANNUITY PAYMENT for life. At the time you elect ANNUITY PAYMENTS, you choose the percentage of payment your spouse is to receive. ANNUITY PAYMENTS stop the later of the date you or your spouse dies.

   SYSTEMATIC WITHDRAWAL INCOME PLAN-TM-. You receive ANNUITY PAYMENTS based on:


        - your life expectancy; or

        - the joint life expectancy of you and a BENEFICIARY, with at least 50% of the certificate value expected to be distributed during your life.

    You may select monthly, quarterly, or annual ANNUITY PAYMENTS. Each ANNUITY PAYMENT reduces the number of ACCUMULATION UNITS in the certificate. ANNUITY PAYMENTS continue until your entire certificate value has been paid out. You can stop these ANNUITY PAYMENTS and receive a lump sum less any contingent deferred sales charge. There may be tax consequences and penalties for stopping these ANNUITY PAYMENTS. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for your life. If you die before all ANNUITY PAYMENTS have been made, there will be a death benefit payable to your BENEFICIARY. See
    Section 9 - Death Benefit for more information.

If your certificate is issued in connection with a TSA or 457 plan, and you do not select an annuity option by March 1st of the year following the year that you turn 70 1/2 we will send you the required minimum distributions described in your certificate. You may notify us in writing to change or stop these distributions. Distributions under a certificate issued in connection with a 401(k) plan are made in accordance with the terms of the 401(k) plan and will not begin until we receive written instructions from the group contract OWNER.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We require proof of age before beginning ANNUITY PAYMENTS that are based on life or life expectancy. If an age has been misstated, ANNUITY PAYMENTS will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that you or your spouse is living before we make any payment.


Any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS will vary in amount depending on investment performance. Unlike variable ANNUITY PAYMENTS, fixed ANNUITY PAYMENTS are not affected by the investment performance of the PORTFOLIOS. Unless you tell us otherwise, ANNUITY PAYMENTS will be based on the investment allocations in place on the ANNUITY DATE.


If you choose to have any portion of ANNUITY PAYMENTS based on investment in the PORTFOLIOS, the dollar amount of each payment will depend on:

  - the value of your certificate as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the ANNUITY DATE;

  - an assumed investment return; and

  - the investment performance of the PORTFOLIOS you selected.


If actual investment performance of the PORTFOLIOS exceeds the assumed investment return, the value of ANNUITY UNITS increases and the next variable ANNUITY PAYMENT will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of ANNUITY UNITS decreases and the next variable ANNUITY PAYMENT will be smaller. Under the Systematic Withdrawal Income Plan, actual investment performance of the PORTFOLIOS and any withdrawals may affect the amount or duration of ANNUITY PAYMENTS.


CHANGING PORTFOLIOS AFTER
THE ANNUITY DATE

After ANNUITY PAYMENTS start, you may request to change PORTFOLIO elections once a month. Changes will affect the number of units used to calculate ANNUITY PAYMENTS. See the SAI for more information.

---------------------------------------------------

3. PURCHASE
----------------------------------------------

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money your employer sends us to issue you a certificate plus any additional money your employer sends us on your behalf. All PURCHASE PAYMENTS must be $30 or more per PORTFOLIO, unless your retirement plan has a different requirement.

Any PURCHASE PAYMENT in excess of $1 million requires our prior approval.

Your initial PURCHASE PAYMENT is normally credited within two days of our receipt. If your initial PURCHASE PAYMENT is not accompanied by all the information we need to issue your certificate, we will contact you or your employer to get it. If we cannot get all the required information within five days, we will either return your PURCHASE PAYMENT or get permission to keep it until we have received the necessary information. Your certificate date is the date your initial PURCHASE PAYMENT and all required information are received at SAFECO Life.

We reserve the right to refuse any application or PURCHASE PAYMENT.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial PURCHASE PAYMENT by specifying your desired allocation on the PARTICIPANT application. Unless you tell us otherwise, subsequent

PURCHASE PAYMENTS will be allocated in the same proportion as your most recent PURCHASE PAYMENT (unless that was a PURCHASE PAYMENT you directed us to allocate on a one-time-only basis). You may change the way subsequent PURCHASE PAYMENTS are allocated by providing us with written instructions or by telephoning us, if we have your written authorization to accept telephone instructions. See "Transfers" as discussed in Section 4.

Once a PURCHASE PAYMENT is received, it is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your PURCHASE PAYMENT it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS

The value of your certificate will go up or down depending upon the investment performance of the PORTFOLIO(S) you choose. In order to keep track of this we use a unit of measure called an ACCUMULATION UNIT, which works like a share of a mutual fund. During the INCOME PHASE, we call them ANNUITY UNITS.

We calculate the value of an ACCUMULATION UNIT for each PORTFOLIO after the NYSE closes each day by:

    1.  determining the total value of the particular PORTFOLIO;

    2.  subtracting from that amount insurance and other charges; and

    3. dividing this amount by the number of outstanding ACCUMULATION UNITS of the particular PORTFOLIO.


The value of an ACCUMULATION UNIT will usually go up or down from day to day.



When a PURCHASE PAYMENT or transfer into a PORTFOLIO is made, we credit your certificate with ACCUMULATION UNITS. Similarly, when a withdrawal or transfer of money from a PORTFOLIO is made, ACCUMULATION UNITS are liquidated. In either case, the increase or decrease in the number of your ACCUMULATION UNITS is determined by taking the amount of the PURCHASE PAYMENT, transfer, or withdrawal and dividing it by the value of an ACCUMULATION UNIT on the date the transaction occurs.



   EXAMPLE: On Monday we receive a $100 PURCHASE PAYMENT before the NYSE closes. You have told us you want this to go to the SAFECO RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the SAFECO RST Growth Opportunities Portfolio is $34.12. We then divide $100 by $34.12 and credit your certificate on Monday night with 2.93 ACCUMULATION UNITS for the SAFECO RST Growth Opportunities Portfolio.


---------------------------------------------------

4. INVESTMENT OPTIONS
----------------------------------------------

VARIABLE INVESTMENT OPTIONS


The PORTFOLIOS are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. The investment performance for these PORTFOLIOS may differ substantially from publicly traded mutual funds with similar names and objectives.



Each PORTFOLIO has its own investment objective. You should read the prospectuses for these PORTFOLIOS carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other PORTFOLIOS not available under the certificates. Not all PORTFOLIOS listed below may be available for all group contracts.



  - SAFECO RST Equity Portfolio



  - SAFECO RST Growth Opportunities Portfolio



  - SAFECO RST Northwest Portfolio



  - SAFECO RST Bond Portfolio



  - SAFECO RST Money Market Portfolio



  - Scudder VSI Balanced Portfolio



  - Scudder VSI International Portfolio



We reserve the right to add, combine, restrict, or remove any PORTFOLIO as an investment option under the certificates. If any shares of the PORTFOLIOS are no longer available, or if in our view no longer meet the purpose of the certificates, it may be necessary to substitute shares of another PORTFOLIO. We will seek prior approval of the SEC and give you notice before doing this.


TRANSFERS


During the ACCUMULATION PHASE you can transfer money among the PORTFOLIOS four times per certificate year free of a transfer charge. We measure a certificate year from the anniversary of your certificate date. Each additional transfer in a certificate year may have a charge of $10. This charge will not apply to pre-established monthly automatic transfers.



The minimum amount you can transfer out of any PORTFOLIO at one time is $250, or the entire value of the PORTFOLIO if less. You must transfer the entire amount out of the PORTFOLIO if, after a transfer, the remaining balance would be less than $500 ($250 if your certificate was issued prior to April 29, 1989).


We will accept transfers by written request or by telephone. Each transfer must identify:

  - your certificate;

  - the amount of the transfer; and

  - which PORTFOLIOS are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

We reserve the right to modify, suspend, or terminate transfer privileges at any time.


LIMITS ON EXCESSIVE TRANSFERS



The certificates and the PORTFOLIOS are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to PORTFOLIO management strategies by causing forced and unplanned PORTFOLIO turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by PARTICIPANTS.



Therefore, we may restrict or eliminate the right to make transfers among PORTFOLIOS if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.



We reserve the right to reject any transfer request from any person if, in our judgment, a PORTFOLIO would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.



We will impose such restrictions only if we or any affected PORTFOLIO believe that doing so will prevent harm to other PARTICIPANTS.


---------------------------------------------------

5. EXPENSES
----------------------------------------------

There are charges and other expenses associated with the certificate that reduce the return on your investment in the certificate. These charges and expenses are:

INSURANCE CHARGE

Each day we make a deduction for the mortality and expense risk premium. We do this as part of our calculation of the value of ACCUMULATION and ANNUITY UNITS. This charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each PORTFOLIO. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the certificate. If the charges under the certificate are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk premium will not be increased.

ADMINISTRATION CHARGE


During the ACCUMULATION PHASE we will deduct a $30 administration charge from your certificate on your certificate date, on each certificate anniversary, and if you withdraw the entire certificate value. This charge is for administrative expenses and may be changed but may never exceed $35 per certificate year.


During the INCOME PHASE we will not deduct this charge unless you have chosen the Systematic Withdrawal Income Plan as your annuity option.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the group contract and certificates. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk premium may be used to recover these expenses.


The certificate bases the contingent deferred sales charge on the age of your certificate, not on the length of time each PURCHASE PAYMENT is in your certificate. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount you withdraw. It is 9% in the first 2 certificate years and declines as follows:


-----------------------------------------------------------------------------
 Certificate Year  1     2     3     4     5     6     7     8       9+
 ----------------------------------------------------------------------------
 CDSC              9%    9%    8%    7%    6%    5%    4%    2%        0%

 ----------------------------------------------------------------------------


When the withdrawal is for only part of the value of your certificate, the contingent deferred sales charge is deducted from the remaining value in your certificate, unless you tell us otherwise.


We will not assess the contingent deferred sales charge for ANNUITY PAYMENTS or death benefits.

We may reduce or eliminate the amount of the contingent deferred sales charge when the group contract is sold under circumstances which reduce our sales expense. See Section 10 - Other Information.

TRANSFER CHARGE

You can make four free transfers every certificate year. Each additional transfer in a certificate year may have a transfer charge of $10.

Pre-established monthly automatic transfers will not be counted as part of your four free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time a PURCHASE PAYMENT is made. In this case, PURCHASE PAYMENTS as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when ANNUITY PAYMENTS begin. We may make a deduction from your certificate for the payment of these taxes.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your certificate. However, if we ever incur such taxes, we reserve the right to deduct them from your certificate.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various PORTFOLIOS. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the PORTFOLIO prospectuses that accompany this prospectus.

---------------------------------------------------

6. TAXES
----------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. SAFECO Life does not guarantee the tax treatment of any group contract, certificate, or any transaction involving a certificate. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CERTIFICATES IN GENERAL

Under the Internal Revenue Code of 1986, as amended ("Code"), you generally do not pay tax on certificate earnings until received. Different tax rules apply to PURCHASE PAYMENTS and distributions depending on how you take money out.

QUALIFIED CERTIFICATES


Certificates issued in connection with a Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457"), or other retirement plan such as a 401(k) plan, are referred to as QUALIFIED because they are QUALIFIED under the Code to provide TAX DEFERRAL for retirement purposes. You do not have to purchase an annuity to qualify for the TAX DEFERRAL offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity has features and benefits other than TAX DEFERRAL that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a QUALIFIED certificate.


QUALIFIED certificates are subject to special rules and limits on PURCHASE PAYMENTS and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of QUALIFIED tax status for the retirement plan, the group contract and/or the certificate. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age
59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.


To the extent PURCHASE PAYMENTS have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.


DIVERSIFICATION


Variable annuity certificates receive TAX DEFERRAL as long as the PORTFOLIOS meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among PORTFOLIOS without paying income tax until you take money out.



We believe the PORTFOLIOS offered under the certificates are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your certificate might lose its tax favored status as an annuity because of the number and type of PORTFOLIOS you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the group contract and certificate in an attempt to maintain favorable tax treatment.


TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and 401(k) plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
----------------------------------------------

When permitted by your retirement plan, money in your certificate may be accessed:

  - by withdrawing all or some of your money during the ACCUMULATION PHASE;

  - by receiving payments during the INCOME PHASE (see Section 2 - Annuity Payments); or

  - when a death benefit is paid to your BENEFICIARY (see Section 9 - Death Benefit).

Once we receive your written request and any authorization required by your retirement plan, withdrawals from the PORTFOLIOS will be effective as of the next close of the NYSE. Unless you tell us differently, partial withdrawals will be made pro rata from each PORTFOLIO.

A withdrawal may have a contingent deferred sales charge. There are situations where this charge does not apply. See Section 5 - Expenses for a discussion of the charges.

FREE WITHDRAWAL AMOUNT

Your certificate has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your certificate value withdrawn in a certificate year.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

  - you attain age 59 1/2;

  - you leave your job;

  - you die or become disabled as defined by the Code;

  - you experience a qualifying hardship (applies to contributions only); or

  - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON
TEXAS OPTIONAL RETIREMENT PROGRAM
("TEXAS ORP")

Withdrawals from certificates issued in connection with Texas ORP cannot be taken unless you:

  - terminate employment in all eligible Texas institutions of higher education;

  - retire;

  - attain age 70 1/2; or

  - die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

---------------------------------------------------

8. PERFORMANCE
----------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return", and "average annual total return" for some or all of the PORTFOLIOS. Some of the PORTFOLIOS have been in existence prior to being offered in the group contract. We calculate performance data of any period prior to the PORTFOLIO being offered in the group contract as if the PORTFOLIO had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable annuities issued by different companies. It uses set time periods and PURCHASE PAYMENT amounts and reflects the contingent deferred sales charge.

Non-standardized performance helps you compare performance of PORTFOLIOS offered under a variable annuity. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and PURCHASE PAYMENT amounts and may not reflect all of the charges included in standardized figures. For this reason, non-standardized PORTFOLIO performance may appear higher. Non-standardized figures may also include performance of a PORTFOLIO prior to the PORTFOLIO'S availability in any variable annuity we offer.

Each PORTFOLIO may, from time to time, advertise performance relative to certain performance rankings and indices compiled on an industry-wide basis, for example:


  - "Lipper Variable Insurance Products Performance Analysis Service" monitors performance for variable annuity PORTFOLIOS and is published by Lipper, Inc.


  - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.

  - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the PORTFOLIOS and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

---------------------------------------------------

9. DEATH BENEFIT
----------------------------------------------

DEATH OF PARTICIPANT BEFORE ANNUITY DATE

If you die before ANNUITY PAYMENTS start or while you are receiving ANNUITY PAYMENTS under the Systematic Withdrawal Income Plan, we will pay a death benefit to the BENEFICIARY.

The death benefit is the higher of:

    1)  PURCHASE PAYMENTS less any prior withdrawals; or

    2)  your current certificate value.

When determining the higher of (1) or (2) above, the calculations are based on the date we receive proof of death and the BENEFICIARY'S election of how to receive payment.

The death benefit is reduced dollar for dollar for any withdrawals made after the PARTICIPANT'S death.

The death benefit is immediately payable upon your death. To pay the death benefit we need proof of death, such as a certified copy of a death certificate, plus written direction from your BENEFICIARY regarding how he or she wants to receive the money.

The death benefit is subject to investment performance and applicable certificate charges until the date payment is made. This value will usually go up or down. Thus, BENEFICIARIES should notify us of a death as promptly as possible to limit their risk of a decline in benefit value.


A BENEFICIARY may elect to receive the death benefit as:

    1) a lump sum made no later than December 31 of the fifth year from the date of death; or

    2) ANNUITY PAYMENTS made over the BENEFICIARY'S life or life expectancy. To receive ANNUITY PAYMENTS, the BENEFICIARY must make this election within 60 days from our receipt of proof of death. ANNUITY PAYMENTS must begin within one year from the date of death. Once ANNUITY PAYMENTS begin they cannot be changed.

A BENEFICIARY may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the certificate instead.

DEATH OF ANNUITANT AFTER ANNUITY DATE

Once ANNUITY PAYMENTS start, there is no longer a death benefit under the certificate unless you die while receiving ANNUITY PAYMENTS under the Systematic Withdrawal Income Plan. Other annuity options may direct remaining guaranteed payments to the BENEFICIARY. All ANNUITY PAYMENTS will be distributed to the BENEFICIARY at least as rapidly as they would have been made to you. See
Section 2 - Annuity Payments for more information.

BENEFICIARY DESIGNATION


You designate BENEFICIARIES on the PARTICIPANT application. You may change the BENEFICIARY at any time by sending us a signed and dated request. An irrevocable BENEFICIARY must consent in writing to any change. A new BENEFICIARY designation revokes any prior designation and is not effective until we record the change. If you designate someone other than your spouse as BENEFICIARY, your spouse must consent in writing. We are not responsible for the validity of any BENEFICIARY designation nor for any actions we may take prior to receiving and recording a BENEFICIARY change.


---------------------------------------------------

10. OTHER INFORMATION
----------------------------------------------

SAFECO LIFE

SAFECO Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We originally adopted a Board Resolution to establish SAFECO Resource Variable Account B ("Separate Account") under Washington law on February 6, 1986. The Separate Account holds the assets that underlie certificate values invested in the PORTFOLIOS. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of SAFECO Life. However, assets in the Separate Account that are attributable to certificates are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO Life. Promises we make in the certificate are general corporate obligations of SAFECO Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

GENERAL ACCOUNT


The general account is made up of all of SAFECO Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract OWNERS and PARTICIPANTS as well as our creditors. The general account invests its assets in accordance with state insurance law.


DISTRIBUTION (PRINCIPAL UNDERWRITER)

The group contract and certificates are underwritten by SAFECO Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable products for SAFECO Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of SAFECO Life and is located at 10865 Willows Road NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for SAFECO Life variable products.

The commissions paid to registered representatives on the sale of certificates are not more than 8.4% of PURCHASE PAYMENTS. In addition, commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the certificates. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. SAFECO Life is engaged in various kinds of litigation which, in the opinion of

SAFECO Life, are not of material importance in relation to the total capital and surplus of SAFECO Life.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of ANNUITY PAYMENTS, transfers, or withdrawals from the PORTFOLIOS for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the PORTFOLIO shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

VOTING RIGHTS

SAFECO Life is the legal owner of the PORTFOLIOS' shares. However, when a PORTFOLIO solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

REDUCTION OF CHARGES

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain group contracts. For example, sales expenses are expected to be less when group contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing PARTICIPANT transaction charges (including the contingent deferred sales charge).

We may also take such action in connection with group contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

INTERNET INFORMATION

You can find more information about the Resource B Variable Annuity Group Contract and Certificates as well as other products and financial services offered by SAFECO companies on the Internet at http://www.SAFECO.com. This website is frequently updated with new information and can help you locate a representative near you.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement and general consumer information.

FINANCIAL STATEMENTS

The financial statements of SAFECO Life and SAFECO Resource Variable Account B have been included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account
Experts
Distribution
Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes ACCUMULATION UNIT values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


                        2000       1999       1998       1997       1996       1995       1994       1993      1992     1991
                        ----       ----       ----       ----       ----       ----       ----       ----      ----     ----
SAFECO RST EQUITY SUB-ACCOUNT
(July 21, 1987 value, initial public offering $12.101)
December 31 value       $57.525    $65.422    $60.601    $49.122    $39.829    $32.321    $25.424    $23.630  $18.704  $17.520
December 31 units     2,644,500  3,347,122  3,559,405  3,475,377  3,328,130  2,773,699  2,125,903  1,402,021  920,315  611,236

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
January 7 value
(initial public offering)                                                                            $10.000
December 31 value       $37.600    $40.572    $38.894    $38.686    $27.082    $20.756    $14.897    $13.480
December 31 units     1,635,766  1,973,993  2,512,560  2,152,824  1,665,534    918,525    421,837     56,074

SAFECO RST NORTHWEST SUB-ACCOUNT
January 7 value
(initial public offering)                                                                            $10.000
December 31 value       $20.200    $24.044    $15.741    $15.493    $11.968    $10.777    $10.156     $9.923
December 31 units       651,495    449,842    356,071    298,250    221,295    174,958    108,875     37,710

SAFECO RST BOND SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.126)
December 31 value       $21.695    $19.648    $20.712    $19.265    $17.991    $18.117    $15.559    $16.253  $14.882  $14.107
December 31 units       508,036    561,842    618,282    501,020    503,739    481,273    479,731    446,935  310,293  255,098

SAFECO RST MONEY MARKET SUB-ACCOUNT
(July 21, 1987 value, initial public offering $10.083)
December 31 value       $17.353    $16.610    $16.074    $15.509    $14.944    $14.417    $13.837    $13.516  $13.335  $13.074
December 31 units       294,334    364,867    315,741    174,158    341,159    308,155    341,722    273,511  307,262  231,643

SCUDDER VSI BALANCED SUB-ACCOUNT
August 3 value
(initial public offering)                                                                             $9.886
December 31 value       $22.906    $23.672    $20.784    $17.080    $13.919    $12.596    $10.066    $10.346
December 31 units     1,064,398  1,124,805    978,872    693,428    523,019    260,651    122,456     10,168

SCUDDER VSI INTERNATIONAL SUB-ACCOUNT
August 3 value
(initial public offering)                                                                             $9.335
December 31 value       $19.465    $25.174    $16.492    $14.094    $13.083    $11.540    $10.519    $10.743
December 31 units     1,018,831  1,160,566  1,164,046  1,183,847  1,061,505    720,181    466,212     68,405

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          RESOURCE B VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION
     FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY GROUP CONTRACT AND
                                  CERTIFICATES
                                   ISSUED BY
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                      AND
                         SAFECO LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Flexible Purchase Payment Deferred Variable Annuity Group Contract and Certificates issued thereunder.
The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-472-3326 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.
This Statement of Additional Information and the prospectus are both dated
May 1, 2001.


                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
SEPARATE ACCOUNT............................................      2
  Mortality and Expense Guarantee...........................      2

EXPERTS.....................................................      3

DISTRIBUTION................................................      3
  Reduction or Elimination of Contingent Deferred Sales
    Charge..................................................      3

PERFORMANCE INFORMATION.....................................      3
  Total Return..............................................      3
  Yield.....................................................      4
  Performance Comparison....................................      5
  Tax Comparison............................................      5

FEDERAL TAX STATUS..........................................      6
  Note......................................................      6
  General...................................................      6
  Diversification...........................................      6
  Multiple Contracts........................................      7
  Income Tax Withholding....................................      8
  Retirement Plans..........................................      8
  Tax Treatment of Withdrawals - Qualified Certificates.....      9
  Tax Sheltered Annuities - Withdrawal Limitations..........     10

ANNUITY PROVISIONS..........................................     10
  Annuity Unit Value........................................     10
  Variable Annuity Payments.................................     10

FINANCIAL STATEMENTS........................................     11

                                SEPARATE ACCOUNT

SAFECO Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.


We established SAFECO Resource Variable Account B ("the Separate Account") on February 6, 1986, to hold assets that underlie certificate values invested in the portfolios. During the establishment of the Separate Account, we contributed capital to the Separate Account which was immediately invested in the SAFECO Resource Series Trust. At March 31, 2001, the Company's contribution represented 11.2% of the value of the SAFECO RST Bond Portfolio. We may remove all or a portion of these amounts at any time. However, we will attempt to minimize any potential material adverse effect such withdrawals may have on certificate values.


The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the group contracts. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the group contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Certificate values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the certificates.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO Life Insurance Company and the Separate Account committee. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The participant bears the entire investment risk. There can be no assurance that the aggregate value in the certificate and amount of variable annuity payments will equal or exceed the purchase payments made under a certificate for the reasons described above, or because of the premature death of the annuitant after the annuity date.

MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the certificate (although the Company does not guarantee the amounts of the variable annuity payments).

To the extent that the contingent deferred sales charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk premium may be utilized to meet such excess distribution expenses. We have represented in documents filed with the SEC that the mortality and expense risk premium is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice. Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and participants.

                                    EXPERTS


The financial statements of SAFECO Resource Variable Account B at December 31, 2000 and for the periods indicated therein and the financial statements of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                  DISTRIBUTION

SAFECO Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the group contracts and certificates. The group contracts and certificates issued by the Separate Account are offered on a continuous basis.

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the contingent deferred sales charge may be reduced or eliminated when sales of the group contracts are made in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of certificates with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the group contract and certificates with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the certificates are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                            PERFORMANCE INFORMATION

TOTAL RETURN

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including the mortality and expense risk premium, the administration charge, and any other charges against certificate value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the contingent deferred sales charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the contingent deferred sales charge, since the certificates are intended as long-term products.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and will reflect the administration charge and the contingent deferred sales charge. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been invested, and without the administration charge and/or with or without the contingent deferred sales charge. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                        P(1 + T)to the power of n = ERV

where:

P      =  a hypothetical initial payment of $1,000;
T      =  the average annual total return;
n      =  the number of years; and
ERV    =  the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD

Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking into account capital gains or losses. Yield figures will reflect deduction of the administration charge which is assessed on an annual basis, but will not reflect any applicable contingent deferred sales charge. Yields are annualized and stated as a percentage.


Current yield and effective yield are calculated for the SAFECO RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:


     Effective Yield = [(Base Period Return + 1)to the power of 365/7] - 1


For the SAFECO RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.



Yield for portfolios other than the SAFECO RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:


                 Yield = 2[((a-b)/cd + 1)to the power of 6 - 1]

where:

a    =  net investment income earned during the period by the corresponding portfolio;
b    =  expenses accrued for the period (net of any reimbursements);
c    =  the average daily number of accumulation units outstanding during the period; and
d    =  the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30 day period continues to be generated each month for a 12 month period and is shown as a percentage of the investment. Again, yield figures will reflect deduction of the administration charge which is assessed on an annual basis, but will not reflect any applicable contingent deferred sales charge.

PERFORMANCE COMPARISON


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a certificate. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.



Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.


TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a certificate (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                               FEDERAL TAX STATUS

NOTE


The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the group contracts or certificates. Purchasers bear the complete risk that the group contracts and/or certificates may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. A participant is generally not taxed on increases in the value of a certificate until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the certificate. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Since the group contracts and certificates described in the prospectus are issued solely in connection with certain retirement plans, there may be no cost basis in the certificate and the entire distribution may be taxable. Such group contracts and certificates are referred to as "qualified."

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the certificate (adjusted for any period certain or refund feature) bears to the expected return under the certificate. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the certificate has been recovered (i.e. when the total of the excludable amounts equals the investment in the certificate) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of retirement plans there may be no cost basis in the certificate within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Participants and beneficiaries under the certificates should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the certificate as an "annuity contract" would result in imposition of federal income tax to the participant with respect to earnings allocable to the certificate prior to the receipt of payments under the certificate. The Code contains a safe harbor provision which provides that annuity contracts such as the certificates meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable certificates such as those described in the prospectus. The Regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the certificates will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which participant's control of the investments of the Separate Account will cause the participant to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of participant control which may be exercised under the certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the participant was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the certificate prior to receipt of payments under the certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the group contract and certificates in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. These aggregation rules may also apply in connection with certain 457 plans. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

RETIREMENT PLANS

Taxation of participants in a retirement plan varies with the type of plan and terms and conditions of each specific plan. Owners, participants, and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the group contracts or certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the certificates comply with applicable law. Following are general descriptions of some types of retirement plans with which the group contracts and certificates are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a group contract or certificate issued in connection with a retirement plan.

Group contracts and certificates issued in connection with retirement plans include special provisions that may restrict or modify the contract and certificate provisions and administrative services described in the prospectus. Generally, certificates issued pursuant to retirement plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from these certificates. (See "Tax Treatment of Withdrawals - Qualified Certificates", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The group contracts and certificates sold by the Company in connection with retirement plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax Sheltered Annuities
    Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the certificates for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the certificates. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Certificates" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Deferred Compensation Plans
    Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners and participants should consult their own tax counsel or other tax adviser regarding any distributions.

c.  Cash or Deferred Savings Plans
    Under Section 40l(k) of the Code, a Cash or Deferred Savings Plan is a plan offered by an employer which allows employees to elect to reduce their compensation with the reduced amounts set aside for the employees in a tax-deferred retirement program. The Code places limitations on these plans including on such items as amount of allowable contributions, form, manner and timing of distributions, transferability of benefits, vesting and nonforfeitability of interests, nondiscrimination in eligibility and participation and the tax treatment of distributions, withdrawals and surrenders.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CERTIFICATES

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including certificates issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), and 401(k) (Cash or Deferred Savings Plan). To the extent amounts are not includable in gross income because they have been rolled over to an Individual Retirement Annuity or Account, or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the participant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the participant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the participant (as applicable) or the joint lives (or joint life expectancies) of such participant (as applicable) and his or her designated beneficiary;
(d) distributions to a participant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the participant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the participant (as applicable) for amounts paid during the taxable year for medical care;
(f) distributions made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) distributions made to pay health insurance premiums for an unemployed participant; (h) distributions made to a participant to pay qualified higher education expenses; and (i) distributions made to a participant for first home purchases.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the participant attains age 70 1/2 or retires, if later. Required distributions must be over a period not exceeding the life expectancy of the participant or the joint lives or life expectancies of the participant and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the participant: (1) attains age 59 1/2;
(2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the participant's certificate value which represents contributions made by the participant and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Participants should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE


The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the annuity tables are based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk premium and, if applicable, a charge for premium taxes.



For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the annuity rate tables.



The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different than the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.


The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the certificate.

VARIABLE ANNUITY PAYMENTS


The amount of the first annuity payment under a certificate will be determined on the basis of the annuity option selected, the annuity purchase rate, the date of birth of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the certificate used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the variable annuity tables contained in the certificate (which are guaranteed for the duration of the certificate).


The number of annuity units in each portfolio credited to the annuitant is determined by dividing the amount of the first annuity payment from that portfolio by the value of an annuity unit as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the annuitant changes portfolio elections. The value of annuity units in each portfolio will fluctuate with the investment experience of the portfolios.

The dollar amount of the variable portion of each annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units per portfolio by the value of an annuity unit (for that investment option) as of the 15th day of the preceding month.


To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant with an adjusted age 63, who has elected a variable life annuity with a guarantee period of 10 years with the assumed investment return of 4%. (2nd option 2 as described in the prospectus).


(1)  Assumed number of accumulation units in a portfolio on
     maturity date...............................................       25,000

(2)  Assumed value of an accumulation unit in a portfolio at
     maturity....................................................     $12.5000

(3)  Cash value of certificate at maturity, (1) X (2)............     $312,500

(4)  Consideration required to purchase $1 of monthly annuity
     from annuity rate table.....................................      $183.53

(5)  Amount of first payment from a portfolio, (3) divided by
     (4).........................................................    $1,702.72

(6)  Assumed value of annuity unit in a portfolio at maturity....     $13.0000

(7)  Number of annuity units credited in a portfolio, (5) divided
     by (6)......................................................     130.9785

The $312,500 value at maturity provides a first payment from the portfolio of $1,702.72, and payments thereafter of the varying dollar value of 130.9785 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 130.9785 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 130.9785 multiplied by $13.25, or $1,735.47.


However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 130.9785 x $12.75, or $1,669.98.


For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

                              FINANCIAL STATEMENTS


The Audited Consolidated Financial Statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the group contract and certificate. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                              FINANCIAL STATEMENTS
                       SAFECO RESOURCE VARIABLE ACCOUNT B
                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities as of December 31,
  2000......................................................      1

Statements of Operations and Changes in Net Assets for the
  Year or Period Ended December 31, 2000 and 1999...........      7

Notes to Financial Statements...............................     18

Report of Ernst & Young LLP, Independent Auditors...........     22

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                         SUB-ACCOUNTS
                                                    -------------------------------------------------------
                                                                                   SAFECO         SAFECO
                                                       SAFECO        SAFECO        GROWTH         MONEY
                                                        BOND         EQUITY     OPPORTUNITIES     MARKET
-----------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $ 11,259,715  $137,073,423  $ 69,930,729   $  5,112,649
                                                    ============  ============  ============   ============
            SHARES OWNED                               1,010,302     5,545,494     3,273,008      5,112,649
            NET ASSET VALUE PER SHARE               $      10.92  $      27.46  $      18.81   $       1.00
                                                    ------------  ------------  ------------   ------------

         Investments, at value                      $ 11,032,501  $152,279,271  $ 61,565,276   $  5,112,649
                                                    ------------  ------------  ------------   ------------

          Total assets                                11,032,501   152,279,271    61,565,276      5,112,649

LIABILITIES:
      Mortality and expense risk charge payable           10,637       153,106        60,905          4,968
                                                    ------------  ------------  ------------   ------------

NET ASSETS                                          $ 11,021,864  $152,126,165  $ 61,504,371   $  5,107,681
                                                    ============  ============  ============   ============

ACCUMULATION UNITS OUTSTANDING                           508,036     2,644,500     1,635,766        294,334
                                                    ============  ============  ============   ============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     21.695  $     57.525  $     37.600   $     17.353
                                                    ============  ============  ============   ============

                                                           SUB-ACCOUNTS
                                                    --------------------------
                                                                     SAFECO
                                                       SAFECO      SMALL CO.
                                                     NORTHWEST       VALUE
--------------------------------------------------
ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $ 14,262,664  $    959,071
                                                    ============  ============
            SHARES OWNED                                 691,868        85,219
            NET ASSET VALUE PER SHARE               $      19.04  $      10.68
                                                    ------------  ------------
         Investments, at value                      $ 13,173,173  $    910,134
                                                    ------------  ------------
          Total assets                                13,173,173       910,134
LIABILITIES:
      Mortality and expense risk charge payable           13,124           858
                                                    ------------  ------------
NET ASSETS                                          $ 13,160,049  $    909,276
                                                    ============  ============
ACCUMULATION UNITS OUTSTANDING                           651,495        85,278
                                                    ============  ============
ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     20.200  $     10.662
                                                    ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                       INVESCO       DREYFUS       DREYFUS                     DREYFUS
                                                     REAL ESTATE      MIDCAP      TECHNOLOGY     DREYFUS       QUALITY
                                                     OPPORTUNITY      STOCK         GROWTH     APPRECIATION      BOND
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $     355,585  $    589,709  $    817,523  $    117,220  $    153,417
                                                    =============  ============  ============  ============  ============
            SHARES OWNED                                   36,973        40,015        38,694         2,907        13,374
            NET ASSET VALUE PER SHARE               $       10.15  $      14.29  $      14.19  $      38.91  $      11.39
                                                    -------------  ------------  ------------  ------------  ------------

         Investments, at value                      $     375,273  $    571,820  $    549,063  $    113,127  $    152,328
                                                    -------------  ------------  ------------  ------------  ------------

          Total assets                                    375,273       571,820       549,063       113,127       152,328

LIABILITIES:
      Mortality and expense risk charge payable               338           573           593           102            20
                                                    -------------  ------------  ------------  ------------  ------------

NET ASSETS                                          $     374,935  $    571,247  $    548,470  $    113,025  $    152,308
                                                    =============  ============  ============  ============  ============

ACCUMULATION UNITS OUTSTANDING                             34,618        56,334        84,076        11,786        13,924
                                                    =============  ============  ============  ============  ============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $      10.831  $     10.140  $      6.524  $      9.590  $     10.938
                                                    =============  ============  ============  ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                      DREYFUS                                    FIDELITY      FIDELITY
                                                      SOCIALLY      FIDELITY       FIDELITY      GROWTH &       GROWTH
                                                    RESPONSIBLE      GROWTH       CONTRAFUND      INCOME     OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $    569,828  $   1,771,741  $  5,190,428  $    119,518  $   1,663,048
                                                    ============  =============  ============  ============  =============
            SHARES OWNED                                  14,902         36,247       202,353         7,674         77,574
            NET ASSET VALUE PER SHARE               $      34.47  $       43.65  $      23.74  $      15.26  $       17.74
                                                    ------------  -------------  ------------  ------------  -------------

         Investments, at value                      $    513,685  $   1,582,178  $  4,803,860  $    117,103  $   1,376,167
                                                    ------------  -------------  ------------  ------------  -------------

          Total assets                                   513,685      1,582,178     4,803,860       117,103      1,376,167

LIABILITIES:
      Mortality and expense risk charge payable              503          1,539         4,831           104          1,379
                                                    ------------  -------------  ------------  ------------  -------------

NET ASSETS                                          $    513,182  $   1,580,639  $  4,799,029  $    116,999  $   1,374,788
                                                    ============  =============  ============  ============  =============

ACCUMULATION UNITS OUTSTANDING                            58,134        184,977       373,790        11,680        145,158
                                                    ============  =============  ============  ============  =============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $      8.828  $       8.545  $     12.839  $     10.017  $       9.471
                                                    ============  =============  ============  ============  =============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                        AIM
                                                     AGGRESSIVE        AIM        FEDERATED      FEDERATED     FEDERATED
                                                       GROWTH        GROWTH      HIGH INCOME   INTERNATIONAL    UTILITY
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $  1,280,675  $   1,038,653  $  1,330,998  $  1,762,517   $  1,745,053
                                                    ============  =============  ============  ============   ============
            SHARES OWNED                                  78,210         31,915       129,852        80,016        126,297
            NET ASSET VALUE PER SHARE               $      14.62  $       24.82  $       8.46  $      18.49   $      12.44
                                                    ------------  -------------  ------------  ------------   ------------

         Investments, at value                      $  1,143,428  $     792,132  $  1,098,545  $  1,479,487   $  1,571,133
                                                    ------------  -------------  ------------  ------------   ------------

          Total assets                                 1,143,428        792,132     1,098,545     1,479,487      1,571,133

LIABILITIES:
      Mortality and expense risk charge payable            1,106            764         1,075         1,460          1,532
                                                    ------------  -------------  ------------  ------------   ------------

NET ASSETS                                          $  1,142,322  $     791,368  $  1,097,470  $  1,478,027   $  1,569,601
                                                    ============  =============  ============  ============   ============

ACCUMULATION UNITS OUTSTANDING                           133,571        106,475        96,990        71,041        101,943
                                                    ============  =============  ============  ============   ============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $      8.552  $       7.432  $     11.315  $     20.805   $     15.397
                                                    ============  =============  ============  ============   ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                SUB-ACCOUNTS
                                                    ---------------------------------------------------------------------
                                                                    FRANKLIN     TEMPLETON      LEXINGTON     LEXINGTON
                                                      FRANKLIN        U.S.       DEVELOPING      NATURAL       EMERGING
                                                     SMALL CAP     GOVERNMENT     MARKETS       RESOURCES      MARKETS
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $    597,522  $     21,360  $     16,755  $     254,457  $    539,598
                                                    ============  ============  ============  =============  ============
            SHARES OWNED                                  23,144         1,740         3,234         18,701        46,392
            NET ASSET VALUE PER SHARE               $      21.14  $      13.11  $       5.22  $       14.75  $       7.63
                                                    ------------  ------------  ------------  -------------  ------------

         Investments, at value                      $    489,271  $     22,810  $     16,883  $     275,835  $    353,970
                                                    ------------  ------------  ------------  -------------  ------------

          Total assets                                   489,271        22,810        16,883        275,835       353,970

LIABILITIES:
      Mortality and expense risk charge payable              586            19            17            244           367
                                                    ------------  ------------  ------------  -------------  ------------

NET ASSETS                                          $    488,685  $     22,791  $     16,866  $     275,591  $    353,603
                                                    ============  ============  ============  =============  ============

ACCUMULATION UNITS OUTSTANDING                            57,755         2,093         2,085         17,585        43,314
                                                    ============  ============  ============  =============  ============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $      8.461  $     10.886  $      8.090  $      15.672  $      8.164
                                                    ============  ============  ============  =============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                 J.P. MORGAN     AMERICAN      AMERICAN
                                                      SCUDDER        SCUDDER     DISCIPLINED     CENTURY        CENTURY
                                                      BALANCED    INTERNATIONAL     EQUITY       BALANCED    INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in underlying Portfolios:
         Investments, at cost                       $ 24,705,328  $ 20,680,319   $    659,422  $  2,343,320  $  3,174,985
                                                    ============  ============   ============  ============  ============
            SHARES OWNED                               1,822,658     1,392,076         40,567       304,647       319,708
            NET ASSET VALUE PER SHARE               $      13.39  $      14.26   $      14.90  $       7.27  $      10.23
                                                    ------------  ------------   ------------  ------------  ------------

         Investments, at value                      $ 24,405,385  $ 19,851,002   $    604,442  $  2,214,781  $  3,270,613
                                                    ------------  ------------   ------------  ------------  ------------

          Total assets                                24,405,385    19,851,002        604,442     2,214,781     3,270,613

LIABILITIES:
      Mortality and expense risk charge payable           24,018        19,540            582         2,190         3,142
                                                    ------------  ------------   ------------  ------------  ------------

NET ASSETS                                          $ 24,381,367  $ 19,831,462   $    603,860  $  2,212,591  $  3,267,471
                                                    ============  ============   ============  ============  ============

ACCUMULATION UNITS OUTSTANDING                         1,064,398     1,018,831         67,785       226,190       308,028
                                                    ============  ============   ============  ============  ============

ACCUMULATION UNIT VALUE *
(Net assets divided by accumulation units
   outstanding)                                     $     22.906  $     19.465   $      8.909  $      9.782  $     10.608
                                                    ============  ============   ============  ============  ============

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                     SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                                                                                   SAFECO
                                                             SAFECO                     SAFECO                     GROWTH
                                                              BOND                      EQUITY                 OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------  --------------------------  ------------------------
                                                       2000         1999          2000          1999         2000         1999
----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   597,857  $   630,475  $  1,170,387  $ 11,632,904  $ 6,721,500  $         -
   Mortality and expense risk charge                   (132,722)    (148,400)   (2,292,050)   (2,793,871)    (909,223)    (993,768)
                                                    -----------  -----------  ------------  ------------  -----------  -----------
   NET INVESTMENT INCOME (LOSS)                         465,135      482,075    (1,121,663)    8,839,033    5,812,277     (993,768)
   Net realized gain (loss) on investments             (111,839)     (47,047)   12,553,584    12,842,530    1,683,617   (3,124,306)
   Net change in unrealized appreciation
      (depreciation)                                    700,683   (1,090,713)  (34,715,352)   (4,591,619) (12,189,786)   5,408,828
                                                    -----------  -----------  ------------  ------------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    1,053,979     (655,685)  (23,283,431)   17,089,944   (4,693,892)   1,290,754

UNIT TRANSACTIONS:
   Subscriptions                                      1,261,861    1,932,864    24,200,377    44,529,143   12,723,404   17,830,682
   Redemptions                                       (2,333,140)  (3,050,441)  (67,766,578)  (58,347,390) (26,614,844) (36,754,723)
                                                    -----------  -----------  ------------  ------------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      (1,071,279)  (1,117,577)  (43,566,201)  (13,818,247) (13,891,440) (18,924,041)
                                                    -----------  -----------  ------------  ------------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                              (17,300)  (1,773,262)  (66,849,632)    3,271,697  (18,585,332) (17,633,287)

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            11,039,164   12,812,426   218,975,797   215,704,100   80,089,703   97,722,990
                                                    -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                 $11,021,864  $11,039,164  $152,126,165  $218,975,797  $61,504,371  $80,089,703
                                                    ===========  ===========  ============  ============  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                   SUB-ACCOUNTS
                                                    --------------------------------------------------------------------------
                                                                                                                SAFECO
                                                             SAFECO                    SAFECO                 SMALL CO.
                                                          MONEY MARKET               NORTHWEST                  VALUE
------------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------  ------------------------  ----------------------
                                                       2000         1999         2000         1999         2000        1999
------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Dividend income                                     $   331,410  $   291,698  $   173,161  $   663,394  $    2,041  $        -
   Mortality and expense risk charge                    (73,425)     (80,442)    (188,635)     (82,592)    (10,938)     (7,581)
                                                    -----------  -----------  -----------  -----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         257,985      211,256      (15,474)     580,802      (8,897)     (7,581)
   Net realized gain (loss) on investments                    -            -    1,029,068      497,305      (4,866)    (68,141)
   Net change in unrealized appreciation
      (depreciation)                                          -            -   (3,875,216)   2,140,575     (56,491)    168,754
                                                    -----------  -----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      257,985      211,256   (2,861,622)   3,218,682     (70,254)     93,032

UNIT TRANSACTIONS:
   Subscriptions                                     15,209,561   14,951,325   12,143,832    4,517,515     363,557     322,233
   Redemptions                                      (16,420,360) (14,177,057)  (6,937,934)  (2,525,276)   (110,471)   (217,633)
                                                    -----------  -----------  -----------  -----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      (1,210,799)     774,268    5,205,898    1,992,239     253,086     104,600
                                                    -----------  -----------  -----------  -----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             (952,814)     985,524    2,344,276    5,210,921     182,832     197,632

NET ASSETS AT BEGINNING OF YEAR OR PERIOD             6,060,495    5,074,971   10,815,773    5,604,852     726,444     528,812
                                                    -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $ 5,107,681  $ 6,060,495  $13,160,049  $10,815,773  $  909,276  $  726,444
                                                    ===========  ===========  ===========  ===========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           INVESCO                 DREYFUS                 DREYFUS
                                                         REAL ESTATE                MIDCAP                TECHNOLOGY
                                                         OPPORTUNITY                STOCK                   GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $      904  $    2,642  $   10,236  $        -  $        -  $        -
   Mortality and expense risk charge                    (2,325)       (876)     (2,273)          -      (4,067)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         (1,421)      1,766       7,963           -      (4,067)          -
   Net realized gain (loss) on investments               2,391      (3,175)     (5,398)          -     (26,026)          -
   Net change in unrealized appreciation
      (depreciation)                                    28,515        (224)    (17,889)          -    (268,460)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      29,485      (1,633)    (15,324)          -    (298,553)          -

UNIT TRANSACTIONS:
   Subscriptions                                     1,242,817       9,190   1,333,513           -   1,133,886           -
   Redemptions                                        (965,962)    (22,096)   (746,942)          -    (286,863)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        276,855     (12,906)    586,571           -     847,023           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             306,340     (14,539)    571,247           -     548,470           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD               68,595      83,134           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  374,935  $   68,595  $  571,247  $        -  $  548,470  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                   DREYFUS                 DREYFUS
                                                           DREYFUS                 QUALITY                 SOCIALLY
                                                         APPRECIATION                BOND                RESPONSIBLE
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    1,776  $        -  $      965  $        -  $    4,152  $        -
   Mortality and expense risk charge                      (537)          -         (71)          -      (2,331)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                          1,239           -         894           -       1,821           -
   Net realized gain (loss) on investments               3,583           -         170           -      (2,112)          -
   Net change in unrealized appreciation
      (depreciation)                                    (4,094)          -      (1,089)          -     (56,142)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS         728           -         (25)          -     (56,433)          -

UNIT TRANSACTIONS:
   Subscriptions                                       376,395           -     177,649           -     627,020           -
   Redemptions                                        (264,098)          -     (25,316)          -     (57,405)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        112,297           -     152,333           -     569,615           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             113,025           -     152,308           -     513,182           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  113,025  $        -  $  152,308  $        -  $  513,182  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                           FIDELITY
                                                           FIDELITY                FIDELITY                GROWTH &
                                                            GROWTH                CONTRAFUND                INCOME
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999        2000        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $  570,694  $   19,679  $        -  $        -
   Mortality and expense risk charge                    (6,951)          -     (64,107)    (24,414)     (1,060)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         (6,951)          -     506,587      (4,735)     (1,060)          -
   Net realized gain (loss) on investments                (507)          -     (27,714)     61,097       9,393           -
   Net change in unrealized appreciation
      (depreciation)                                  (189,562)          -    (897,273)    472,303      (2,414)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (197,020)          -    (418,400)    528,665       5,919           -

UNIT TRANSACTIONS:
Subscriptions                                        1,892,303           -   2,546,272   4,553,091     633,771           -
Redemptions                                           (114,644)          -  (1,525,266) (1,143,126)   (522,691)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,777,659           -   1,021,006   3,409,965     111,080           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           1,580,639           -     602,606   3,938,630     116,999           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -   4,196,423     257,793           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,580,639  $        -  $4,799,029  $4,196,423  $  116,999  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                           FIDELITY                  AIM
                                                            GROWTH                AGGRESSIVE                 AIM
                                                        OPPORTUNITIES               GROWTH                  GROWTH
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999       2000#        1999       2000#        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  107,440  $   19,583  $        -  $        -  $   25,577  $        -
   Mortality and expense risk charge                   (18,179)    (14,707)     (5,844)          -      (4,862)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         89,261       4,876      (5,844)          -      20,715           -
   Net realized gain (loss) on investments             (38,096)     35,820       6,478           -     (19,391)          -
   Net change in unrealized appreciation
      (depreciation)                                  (343,230)     (8,520)   (137,247)          -    (246,521)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (292,065)     32,176    (136,613)          -    (245,197)          -

UNIT TRANSACTIONS:
   Subscriptions                                       797,656   1,690,950   1,436,758           -   1,315,392           -
   Redemptions                                        (392,724) (1,066,624)   (157,823)          -    (278,827)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        404,932     624,326   1,278,935           -   1,036,565           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             112,867     656,502   1,142,322           -     791,368           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,261,921     605,419           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,374,788  $1,261,921  $1,142,322  $        -  $  791,368  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                          FEDERATED               FEDERATED               FEDERATED
                                                         HIGH INCOME            INTERNATIONAL              UTILITY
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                       2000        1999        2000        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $  130,976  $  118,756  $  345,154  $   21,808  $  100,324  $  103,143
   Mortality and expense risk charge                   (16,496)    (18,303)    (23,841)    (11,846)    (21,309)    (18,798)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                        114,480     100,453     321,313       9,962      79,015      84,345
   Net realized gain (loss) on investments             (83,283)    (10,523)    238,232      48,169     (37,175)     37,172
   Net change in unrealized appreciation
      (depreciation)                                  (168,009)    (75,444) (1,090,989)    739,934    (247,876)   (110,514)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (136,812)     14,486    (531,444)    798,065    (206,036)     11,003

UNIT TRANSACTIONS:
   Subscriptions                                       392,519     439,653   1,252,726     852,746     715,297   1,056,471
   Redemptions                                        (616,077)   (430,218) (1,292,812)   (180,644)   (596,377)   (639,197)
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (223,558)      9,435     (40,086)    672,102     118,920     417,274
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                            (360,370)     23,921    (571,530)  1,470,167     (87,116)    428,277

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            1,457,840   1,433,919   2,049,557     579,390   1,656,717   1,228,440
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $1,097,470  $1,457,840  $1,478,027  $2,049,557  $1,569,601  $1,656,717
                                                    ==========  ==========  ==========  ==========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                 SUB-ACCOUNTS
                                                    ----------------------------------------------------------------------
                                                                                                          TEMPLETON
                                                           FRANKLIN                FRANKLIN               DEVELOPING
                                                          SMALL CAP            U.S. GOVERNMENT             MARKETS
--------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ----------------------
                                                      2000#        1999       2000#        1999        2000        1999
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $        -  $        -  $        -  $        -  $        -  $        -
   Mortality and expense risk charge                    (4,106)          -        (129)          -         (19)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         (4,106)          -        (129)          -         (19)          -
   Net realized gain (loss) on investments             (23,783)          -           4           -         (11)          -
   Net change in unrealized appreciation
      (depreciation)                                  (108,251)          -       1,451           -         128           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (136,140)          -       1,326           -          98           -

UNIT TRANSACTIONS:
   Subscriptions                                     1,318,001           -      21,465           -      18,941           -
   Redemptions                                        (693,176)          -           -           -      (2,173)          -
                                                    ----------  ----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                        624,825           -      21,465           -      16,768           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                             488,685           -      22,791           -      16,866           -

NET ASSETS AT BEGINNING OF YEAR OR PERIOD                    -           -           -           -           -           -
                                                    ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  488,685  $        -  $   22,791  $        -  $   16,866  $        -
                                                    ==========  ==========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                  SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------
                                                          LEXINGTON               LEXINGTON
                                                           NATURAL                 EMERGING                 SCUDDER
                                                          RESOURCES                MARKETS                  BALANCED
----------------------------------------------------------------------------------------------------------------------------
                                                    ----------------------  ----------------------  ------------------------
                                                       2000        1999        2000        1999        2000         1999
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $    1,169  $    2,512  $        -  $    1,327  $ 3,961,613  $ 1,884,021
   Mortality and expense risk charge                    (4,040)     (6,346)     (8,814)     (2,740)    (320,364)    (293,448)
                                                    ----------  ----------  ----------  ----------  -----------  -----------
   NET INVESTMENT INCOME (LOSS)                         (2,871)     (3,834)     (8,814)     (1,413)   3,641,249    1,590,573
   Net realized gain (loss) on investments             (13,715)    (23,833)    105,289     (13,623)     484,039      630,406
   Net change in unrealized appreciation
      (depreciation)                                    64,494     101,739    (420,058)    311,983   (4,967,003)     954,388
                                                    ----------  ----------  ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS      47,908      74,072    (323,583)    296,947     (841,715)   3,175,367

UNIT TRANSACTIONS:
   Subscriptions                                        46,713      52,300   1,292,949     401,435    6,418,335    9,163,836
   Redemptions                                        (260,802)   (230,563) (1,325,846)   (100,580)  (7,821,325)  (6,058,040)
                                                    ----------  ----------  ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       (214,089)   (178,263)    (32,897)    300,855   (1,402,990)   3,105,796
                                                    ----------  ----------  ----------  ----------  -----------  -----------

TOTAL CHANGE IN NET ASSETS                            (166,181)   (104,191)   (356,480)    597,802   (2,244,705)   6,281,163

NET ASSETS AT BEGINNING OF YEAR OR PERIOD              441,772     545,963     710,083     112,281   26,626,072   20,344,909
                                                    ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS AT END OF YEAR OR PERIOD                 $  275,591  $  441,772  $  353,603  $  710,083  $24,381,367  $26,626,072
                                                    ==========  ==========  ==========  ==========  ===========  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                                  SUB-ACCOUNTS
                                                    ------------------------------------------------------------------------
                                                                                   J.P. MORGAN               AMERICAN
                                                            SCUDDER                DISCIPLINED               CENTURY
                                                         INTERNATIONAL                EQUITY                 BALANCED
----------------------------------------------------------------------------------------------------------------------------
                                                    ------------------------  ----------------------  ----------------------
                                                       2000         1999        2000#        1999        2000        1999
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $ 2,783,604  $ 1,960,097  $    2,367  $        -  $   92,610  $  262,582
   Mortality and expense risk charge                   (306,521)    (267,969)     (3,123)          -     (28,681)    (22,012)
                                                    -----------  -----------  ----------  ----------  ----------  ----------
   NET INVESTMENT INCOME (LOSS)                       2,477,083    1,692,128        (756)          -      63,929     240,570
   Net realized gain (loss) on investments            1,142,963      677,567     (13,034)          -     (30,870)    (27,356)
   Net change in unrealized appreciation
      (depreciation)                                (10,125,205)   7,632,840     (54,980)          -    (130,955)    (54,580)
                                                    -----------  -----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS   (6,505,159)  10,002,535     (68,770)          -     (97,896)    158,634

UNIT TRANSACTIONS:
   Subscriptions                                      5,879,742    5,048,221   1,217,265           -     857,661     911,101
   Redemptions                                       (8,759,647)  (5,031,958)   (544,635)          -    (651,132)   (466,154)
                                                    -----------  -----------  ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      (2,879,905)      16,263     672,630           -     206,529     444,947
                                                    -----------  -----------  ----------  ----------  ----------  ----------

TOTAL CHANGE IN NET ASSETS                           (9,385,064)  10,018,798     603,860           -     108,633     603,581

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            29,216,526   19,197,728           -           -   2,103,958   1,500,377
                                                    -----------  -----------  ----------  ----------  ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $19,831,462  $29,216,526  $  603,860  $        -  $2,212,591  $2,103,958
                                                    ===========  ===========  ==========  ==========  ==========  ==========

  # For the period from May 1, 2000 (commencement of operations) through December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                         SUB-ACCOUNTS
                                                    ----------------------
                                                           AMERICAN
                                                           CENTURY
                                                        INTERNATIONAL
--------------------------------------------------------------------------
                                                    ----------------------
                                                       2000        1999
--------------------------------------------------------------------------

OPERATIONS:
   Dividend income                                  $   55,164  $        -
   Mortality and expense risk charge                   (36,116)    (19,335)
                                                    ----------  ----------
   NET INVESTMENT INCOME (LOSS)                         19,048     (19,335)
   Net realized gain (loss) on investments             241,340      71,849
   Net change in unrealized appreciation
      (depreciation)                                  (842,416)    896,937
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS    (582,028)    949,451

UNIT TRANSACTIONS:
   Subscriptions                                     2,197,417     902,473
   Redemptions                                        (942,604)   (592,322)
                                                    ----------  ----------
NET CHANGE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,254,813     310,151
                                                    ----------  ----------

TOTAL CHANGE IN NET ASSETS                             672,785   1,259,602

NET ASSETS AT BEGINNING OF YEAR OR PERIOD            2,594,686   1,335,084
                                                    ----------  ----------

NET ASSETS AT END OF YEAR OR PERIOD                 $3,267,471  $2,594,686
                                                    ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION

     SAFECO Resource Variable Account B (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Money Market (SAFECO Money Market)                RST Money Market Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.
           Value)                                                     RST Small Company Value Portfolio

                                                             INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                              INVESCO VIF-Real Estate Opportunity Fund

                                                             Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                         Dreyfus MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus Technology Growth Portfolio

                                                             Dreyfus Variable Investment Fund
         Dreyfus Appreciation                                         Dreyfus Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus Quality Bond Portfolio

                                                             The Dreyfus Socially Responsible Growth
                                                             Fund, Inc.
                                                                      The Dreyfus Socially Responsible Growth
         Dreyfus Socially Responsible                                   Fund, Inc.

                                                             Variable Insurance Products Fund (VIP)
         Fidelity Growth                                              VIP Growth Portfolio

                                                             Variable Insurance Products Fund II (VIP II)
         Fidelity Contrafund                                          VIP II Contrafund Portfolio

                                                             Variable Insurance Products Fund III (VIP III)
         Fidelity Growth & Income                                     VIP III Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP III Growth Opportunities Portfolio

                                                             AIM Variable Insurance Funds, Inc.
         AIM Aggressive Growth                                        AIM V.I. Aggressive Growth
         AIM Growth                                                   AIM V.I. Growth

                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated International Equity (Federated
           International)                                             Federated International Equity Fund II
         Federated Utility                                            Federated Utility Fund II

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

         ------------------------------------------------------------------------------------------------------
         Sub-Accounts                                        Underlying Portfolios
                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund-Class 2
         Franklin U.S. Government                                     Franklin U.S. Government Fund-Class 2
                                                                      Templeton Developing Markets Securities
         Templeton Developing Markets                                   Fund-Class 2

                                                             ING Pilgrim Investments, Inc.
         Lexington Natural Resources                                  Lexington Natural Resources Trust
         Lexington Emerging Markets                                   Lexington Emerging Markets Fund, Inc.

                                                             Scudder Variable Life Investment Fund
         Scudder Balanced                                             Scudder Balanced Portfolio
         Scudder International                                        Scudder International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan U.S. Disciplined Equity
           Disciplined Equity)                                        Portfolio

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio.

     SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.     EXPENSES

     SAFECO Life assumes mortality and expense risks related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge is, on an annual basis, equal to a rate of 1.25% of the average daily net assets of the Separate Account.

     There may be fees deducted by SAFECO Life from a contract holder's account and not directly from the Separate Account. These fees may vary by product. For more information relating to these fees, please see the product prospectus.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in underlying portfolio shares for the year or period ended December 31, 2000 was as follows:

         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $ 2,509,780  $ 2,486,580
             SAFECO Equity                          37,118,624   70,252,390
             SAFECO Growth Opportunities            19,863,959   27,961,926
             SAFECO Money Market                    16,492,301   17,444,331
             SAFECO Northwest                       13,317,548    7,460,784
             SAFECO Small Company Value                368,427      124,092
             INVESCO Real Estate Opportunity           752,791      477,088
             Dreyfus MidCap Stock                    1,356,804      761,697
             Dreyfus Technology Growth               1,188,330      344,782
             Dreyfus Appreciation                      378,171      264,534
             Dreyfus Quality Bond                      178,614       25,367
             Dreyfus Socially Responsible              669,744       97,805
             Fidelity Growth                         1,984,478      212,230
             Fidelity Contrafund                     3,213,225    1,684,777
             Fidelity Growth & Income                  637,948      527,823
             Fidelity Growth Opportunities           1,012,942      518,783
             AIM Aggressive Growth                   1,571,796      297,599
             AIM Growth                              1,378,690      320,646
             Federated High Income Bond                533,235      642,806
             Federated International Equity          1,612,238    1,331,455
             Federated Utility                         878,546      680,839
             Franklin Small Cap                      1,329,637      708,331
             Franklin U.S. Government                   21,465          108
             Templeton Developing Markets               18,941        2,175
             Lexington Natural Resources                49,051      266,199
             Lexington Emerging Markets              1,292,949    1,334,926
             Scudder Balanced                       10,728,855    8,494,338
             Scudder International                   8,824,894    9,236,864
             J.P. Morgan Disciplined Equity          1,368,119      695,663
             American Century Balanced               1,060,015      789,487
             American Century International          2,311,209    1,036,679

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     HISTORICAL ACCUMULATION UNIT VALUES

                                                    DECEMBER 31
                                    -------------------------------------------
         SUB-ACCOUNT                 2000     1999     1998     1997     1996
         ----------------------------------------------------------------------
             SAFECO Bond            $21.695  $19.648  $20.712  $19.265  $17.991
             SAFECO Equity           57.525   65.422   60.601   49.122   39.829
             SAFECO Growth
               Opportunities         37.600   40.572   38.894   38.686   27.082
             SAFECO Money Market     17.353   16.610   16.074   15.509   14.944
             SAFECO Northwest        20.200   24.044   15.741   15.493   11.968
             SAFECO Small Company
               Value *               10.662   11.488   10.080   12.759        -
             INVESCO Real Estate
               Opportunity #         10.831    8.525    8.601        -        -
             Dreyfus MidCap Stock
               @                     10.140        -        -        -        -
             Dreyfus Technology
               Growth @               6.524        -        -        -        -
             Dreyfus Appreciation
               @                      9.590        -        -        -        -
             Dreyfus Quality Bond
               @                     10.938        -        -        -        -
             Dreyfus Socially
               Responsible @          8.828        -        -        -        -
             Fidelity Growth @        8.545        -        -        -        -
             Fidelity Contrafund #   12.839   13.918   11.340        -        -
             Fidelity Growth &
               Income @              10.017        -        -        -        -
             Fidelity Growth
               Opportunities #        9.471   11.564   11.229        -        -
             AIM Aggressive Growth
               @                      8.552        -        -        -        -
             AIM Growth @             7.432        -        -        -        -
             Federated High Income
               Bond **               11.315   12.594   12.465   12.290   10.933
             Federated
               International
               Equity **             20.805   27.225   14.905   12.017   11.052
             Federated Utility **    15.397   17.118   17.045   15.144   12.106
             Franklin Small Cap @     8.461        -        -        -        -
             Franklin U.S.
               Government @          10.886        -        -        -        -
             Templeton Developing
               Markets @              8.090        -        -        -        -
             Lexington Natural
               Resources **          15.672   13.406   11.897   14.996   14.169
             Lexington Emerging
               Markets **             8.164   13.883    6.163    8.703    9.968
             Scudder Balanced        22.906   23.672   20.784   17.080   13.919
             Scudder International   19.465   25.174   16.492   14.094   13.083
             J.P. Morgan
               Disciplined Equity
               @                      8.909        -        -        -        -
             American Century
               Balanced *             9.782   10.174    9.360    8.185        -
             American Century
               International *       10.608   12.914    7.968    6.793        -

     * Unit values on the inception date (May 1, 1997) were $10.000 for RST Small Company Value, $7.160 for American Century Balanced, and $6.200 for American Century International Sub-accounts.

     ** Unit values on the inception date (February 15, 1996) were $11.920 for Lexington Natural Resources, $10.540 for Lexington Emerging Markets, $11.410 for Federated Utility, $10.050 for Federated High Income, and $10.480 for Federated International Sub-accounts.

     # Unit values on the inception date (May 1, 1998) were $10.000 for the Fidelity Contrafund, Fidelity Growth Opportunities and INVESCO Real Estate Opportunity Sub-accounts.

     @ Unit values on the inception date (May 1, 2000) were $10.000 for the Dreyfus MidCap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, Fidelity Growth, Fidelity Growth & Income, AIM Aggressive Growth, AIM Growth, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets and J.P. Morgan Disciplined Equity Sub-accounts.

SAFECO Resource Variable Account B
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Resource Variable Account B

We have audited the accompanying statement of assets and liabilities of the SAFECO Resource Variable Account B (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Money Market, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus Midcap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible, Fidelity Growth, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated International Equity, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Templeton Developing Markets, Lexington Natural Resources, Lexington Emerging Markets, Scudder Balanced, Scudder International, J.P Morgan U.S. Disciplined Equity, American Century Balanced, and American Century International sub-accounts) ("the Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2000, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Separate Account at December 31, 2000, the results of their operations and changes in their net assets for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                                             /s/ Ernst & Young LLP
Seattle, Washington
January 31, 2001

AUDITED CONSOLIDATED
FINANCIAL STATEMENTS

SAFECO Life Insurance Company and Subsidiaries
Years Ended December 31, 2000, 1999 and 1998 with Report of Independent Auditors

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                              TABLE OF CONTENTS

                                                                      Page
Report of Independent Auditors.......................................   1

Consolidated Financial Statements

     Consolidated Balance Sheets.....................................   2

     Statements of Consolidated Income...............................   4

     Consolidated Statements of Changes in Shareholder's Equity......   5

     Statements of Consolidated Comprehensive Income (Loss)..........   5

     Statements of Consolidated Cash Flows...........................   6

     Notes to Consolidated Financial Statements......................   8

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheets of SAFECO Life Insurance Company and subsidiaries (the Company) as of December 31, 2000 and 1999, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                 [ERNST & YOUNG LLP SIGNATURE]

Seattle, Washington
February 9, 2001

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(In Thousands Except Share Amounts)


                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
ASSETS
Investments:
Fixed Maturities Available-for-Sale, at Market Value
 (Amortized Cost: $14,276,961; $10,634,736)..............................    $ 14,402,461      $ 10,322,572
Fixed Maturities Held-to-Maturity, at Amortized Cost
 (Market Value: $0; $2,772,099)..........................................              --         2,733,290
Marketable Equity Securities, at Market Value
 (Cost: $26,290; $10,572)................................................          26,152            15,205
First Mortgage Loans on Real Estate:
 Nonaffiliates (At cost, less allowance for losses: $10,779; $10,781)....         810,036           746,232
 Affiliates..............................................................          38,078            74,583
 Real Estate.............................................................           3,108             3,829
 Policy Loans............................................................          91,435            64,478
 Short-Term Investments (At cost which approximates market)..............         137,034           378,656
 Other Invested Assets...................................................             646               259
                                                                             ------------      ------------
  Total Investments......................................................      15,508,950        14,339,104

Cash.....................................................................          32,838            20,969
Accrued Investment Income................................................         224,597           210,207
Accounts and Notes Receivable (At cost, less allowance for doubtful
 accounts: $0; $168).....................................................          82,427            84,923
Reinsurance Recoverables.................................................          99,138            37,762
Deferred Policy Acquisition Costs (Net of valuation allowance:
 $534; $225).............................................................         293,311           265,830
Present Value of Future Profits..........................................          60,708            11,741
Other Assets.............................................................          64,500            70,351
Goodwill.................................................................          31,951                --
Deferred Income Tax Asset (Includes tax benefit on unrealized
 depreciation of investment securities:  $0; $107,714)...................              --           106,453
Assets Held in Separate Accounts.........................................       1,275,105         1,403,248
                                                                             ------------      ------------
   Total Assets..........................................................    $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------


                   See Notes to Consolidated Financial Statements

                                                                                     December 31
                                                                                     -----------
                                                                                 2000             1999
                                                                            --------------    -------------
LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
 Policy and Contract Liabilities:
  Funds Held Under Deposit Contracts.....................................    $ 14,085,670      $ 13,402,480
  Future Policy Benefits.................................................         342,077           164,475
  Policy and Contract Claims.............................................          74,116            34,355
  Premiums Paid in Advance...............................................           9,618             8,054
  Other Policyholders' Funds.............................................         185,895           362,565
                                                                             ------------      ------------
    Total Policy and Contract Liabilities................................      14,697,376        13,971,929
 Other Liabilities.......................................................         135,830           130,623
 Federal Income Taxes:
  Current................................................................          35,511            11,678
  Deferred (Includes tax on unrealized appreciation of
   investment securities: $43,690; $0)...................................          18,137                --
  Liabilities Related to Separate Accounts...............................       1,275,105         1,403,248
                                                                             ------------      ------------
    Total Liabilities....................................................      16,161,959        15,517,478

Commitments and Contingencies

Shareholder's Equity:
 Common Stock, $250 Par Value;
  20,000 Shares Authorized, Issued and Outstanding......................            5,000             5,000
 Additional Paid-In Capital.............................................          243,993            85,000
 Retained Earnings......................................................        1,181,324         1,143,041
 Accumulated Other Comprehensive Income (Loss)..........................           81,249          (199,931)
                                                                             ------------      ------------
    Total Shareholder's Equity..........................................        1,511,566         1,033,110
                                                                             ------------      ------------
      Total Liabilities and Shareholder's Equity........................     $ 17,673,525      $ 16,550,588
                                                                             ------------      ------------
                                                                             ------------      ------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED INCOME
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Revenues:
 Premiums...............................................................     $    422,285      $    256,742     $    254,410
 Investment Income:
  Interest on Fixed Maturities..........................................        1,065,388           994,603          925,827
  Interest on Mortgage Loans............................................           65,045            62,090           56,313
  Interest on Short-Term Investments....................................            9,748             3,827            4,898
  Dividends from Marketable Equity Securities...........................            3,708               416              693
  Dividends from Redeemable Preferred Stock.............................           17,088            17,990           17,088
  Other Investment Income...............................................           11,290             9,617            4,446
                                                                            --------------    --------------    -------------
    Total...............................................................        1,172,267         1,088,543        1,009,265
  Less Investment Expenses..............................................            6,604             4,177            3,804
                                                                            --------------    --------------    -------------
 Net Investment Income..................................................        1,165,663         1,084,366        1,005,461
                                                                            --------------    --------------    -------------
 Other Revenue..........................................................           49,383            36,185           28,069
 Realized Investment Gain (Loss)........................................          (15,773)           (4,683)          13,612
                                                                            --------------    --------------    -------------
    Total...............................................................        1,621,558         1,372,610        1,301,552
                                                                            --------------    --------------    -------------
Benefits and Expenses:
 Policy Benefits........................................................        1,219,457         1,025,233          994,081
 Commissions............................................................          101,954            75,555           95,250
 Personnel Costs........................................................           76,828            59,781           53,814
 Taxes Other Than Payroll and Income Taxes..............................           22,871            22,797           12,980
 Other Operating Expenses...............................................           75,028            47,074           54,815
 Amortization of Deferred Policy Acquisition Costs......................           37,148            34,030           39,076
 Write-off of Deferred Policy Acquisition Costs and Other Write-offs....               --            12,993           46,800
 Deferral of Policy Acquisition Costs...................................          (51,689)          (52,998)         (65,944)
 Amortization of Present Value of Future Profits........................            4,987               803            3,790
 Amortization of Goodwill...............................................              937                --               --
                                                                            --------------    --------------    -------------
    Total...............................................................        1,487,521         1,225,268        1,234,662
                                                                            --------------    --------------    -------------
Income before Federal Income Taxes......................................          134,037           147,342           66,890
                                                                            --------------    --------------    -------------
Provision (Benefit) for Federal Income Taxes:
 Current................................................................           56,962            66,639           24,725
 Deferred...............................................................          (10,158)          (15,766)          (1,359)
                                                                            --------------    --------------    -------------
    Total...............................................................           46,804            50,873           23,366
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Common Stock............................................................     $      5,000      $      5,000     $      5,000
                                                                            --------------    --------------    -------------
Additional Paid-In Capital:
 Balance at the Beginning of Year.......................................           85,000            85,000           85,000
 Capital Contribution from Parent.......................................          158,993                --               --
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................          243,993            85,000           85,000
                                                                            --------------    --------------    -------------
Retained Earnings:
 Balance at the Beginning of Year.......................................        1,143,041         1,046,572        1,093,048
 Net Income.............................................................           87,233            96,469           43,524
 Dividends to Parent....................................................          (48,950)               --          (90,000)
                                                                            --------------    --------------    -------------
 Balance at the End of Year.............................................        1,181,324         1,143,041        1,046,572
                                                                            --------------    --------------    -------------
Accumulated Other Comprehensive Income (Loss):
 Unrealized Appreciation (Depreciation) of Investment
   Securities, Net of Tax:
     Balance at the Beginning of Year...................................         (199,931)          339,442          305,517
     Change in Unrealized Appreciation (Depreciation),
       Net of Deferred Policy Acquisition Costs Valuation Allowance.....          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
     Balance at the End of Year.........................................           81,249          (199,931)         339,442
       Shareholder's Equity.............................................     $  1,511,566      $  1,033,110     $  1,476,014
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------


STATEMENTS OF CONSOLIDATED COMPREHENSIVE INCOME (LOSS)
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
                                                                            --------------    --------------    -------------
Other Comprehensive Income (Loss), Net of Tax:
  Unrealized Appreciation (Depreciation) of Investment
    Securities Arising During the Year (Net of tax:
    $145,863; $(289,865); $21,842)......................................          270,891          (538,321)          40,563

  Less:  Reclassification Adjustment for Realized (Gains)
    Losses Included in Net Income (Net of tax: $(5,541); $566; $3,574)..           10,289            (1,052)          (6,638)
                                                                            --------------    --------------    -------------
  Other Comprehensive Income (Loss).....................................          281,180          (539,373)          33,925
                                                                            --------------    --------------    -------------
Comprehensive Income (Loss).............................................     $    368,413      $   (442,904)    $     77,449
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
OPERATING ACTIVITIES:
 Insurance Premiums Received............................................     $    306,544      $    218,429     $    224,293
 Dividends and Interest Received........................................        1,079,248           980,630          919,236
 Other Operating Receipts...............................................           46,972            35,972           27,498
 Insurance Claims and Policy Benefits Paid..............................         (599,214)         (382,039)        (402,118)
 Underwriting, Acquisition and Insurance Operating Costs Paid...........         (267,362)         (194,743)        (221,294)
 Income Taxes Paid......................................................          (35,814)          (37,791)         (61,086)
                                                                            --------------    --------------    -------------
    Net Cash Provided by Operating Activities...........................          530,374           620,458          486,529
                                                                            --------------    --------------    -------------
INVESTING ACTIVITIES:
 Purchases of:
   Fixed Maturities Available-for-Sale..................................       (2,643,440)       (2,496,571)      (2,117,938)
   Fixed Maturities Held-to-Maturity....................................           (2,217)             (901)          (1,691)
   Purchase of Subsidiary, Net of Cash Acquired.........................               --            (2,000)              --
   Other Investments....................................................          (19,055)             (493)          (7,345)
   Policy and Nonaffiliated Mortgage Loans..............................         (136,984)         (251,144)        (103,602)
   Options and Futures..................................................         (205,774)         (159,369)        (168,554)
 Maturities of Fixed Maturities Available-for-Sale......................          776,021           914,839          732,377
 Maturities of Fixed Maturities Held-to-Maturity........................            8,723            13,336            7,280
 Sales of:
   Fixed Maturities Available-for-Sale..................................        1,458,220           683,225          643,539
   Fixed Maturities Held-to-Maturity....................................              108             6,296           18,235
   Other Investments....................................................           28,592             6,203            7,522
   Policy and Nonaffiliated Mortgage Loans..............................           76,358            98,366           65,797
   Affiliated Mortgage Loans............................................           36,505             2,024           14,491
   Options and Futures..................................................          228,968           179,503          141,302
 Net (Increase) Decrease in Short-Term Investments......................          249,174          (323,152)           2,013
 Other..................................................................              (65)          (12,081)          (1,163)
                                                                            --------------    --------------    -------------
    Net Cash Used in Investing Activities...............................         (144,866)       (1,341,919)        (767,737)
                                                                            --------------    --------------    -------------
FINANCING ACTIVITIES:
 Funds Received Under Deposit Contracts.................................        1,255,732         1,809,340        1,198,147
 Return of Funds Held Under Deposit Contracts...........................       (1,590,966)       (1,050,947)      (1,091,965)
 Dividends to Parent....................................................          (48,950)               --          (94,000)
 Cash of Subsidiary Contributed from Parent.............................           12,844                --               --
 Net Proceeds from (Repayment of) Short-Term Borrowings.................           (2,299)          (24,284)          32,835
                                                                            --------------    --------------    -------------
    Net Cash Provided by (Used in) Financing Activities.................         (373,639)          734,109           45,017
                                                                            --------------    --------------    -------------
Net Increase (Decrease) in Cash.........................................           11,869            12,648         (236,191)
Cash at Beginning of Year...............................................           20,969             8,321          244,512
Cash at End of Year.....................................................     $     32,838      $     20,969     $      8,321
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions


                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENTS OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                                         Year Ended December 31
                                                                                         ----------------------
                                                                                 2000             1999              1998
                                                                            --------------    --------------    -------------
Net Income..............................................................     $     87,233      $     96,469     $     43,524
Adjustments to Reconcile Net Income to
 Net Cash Provided by Operating Activities:
   Realized Investment (Gain) Loss......................................           15,773             4,683          (13,612)
Amortization of Fixed Maturity Investments..............................          (29,825)          (37,141)         (26,774)
Deferred Federal Income Tax Benefit.....................................          (10,158)          (15,766)          (1,359)
Interest Expense on Deposit Contracts...................................          555,469           628,392          633,437
Mortality and Expense Charges and Administrative Fees...................          (68,348)          (38,825)         (29,753)
Other...................................................................           11,233               265            5,535

Changes in:
 Future Policy Benefits.................................................           61,748             5,526            7,274
 Policy and Contract Claims.............................................           35,585            (4,036)             703
 Premiums Paid in Advance...............................................            1,209              (107)            (984)
 Deferred Policy Acquisition Costs......................................          (20,245)           (7,925)          17,062
 Accrued Investment Income..............................................           (5,520)          (19,320)          (9,130)
 Accrued Interest on Accrual Bonds......................................          (45,801)          (45,311)         (50,440)
 Other Receivables......................................................          (91,985)            4,164           (9,979)
 Current Federal Income Taxes...........................................           21,148            28,847          (36,361)
 Other Assets and Liabilities...........................................           12,632            25,027          (42,225)
 Other Policyholders' Funds.............................................              226            (4,484)            (389)
                                                                            --------------    --------------    -------------
    Total Adjustments...................................................          443,141           523,989          443,005
                                                                            --------------    --------------    -------------
Net Cash Provided by Operating Activities...............................     $    530,374      $    620,458     $    486,529
                                                                            --------------    --------------    -------------
                                                                            --------------    --------------    -------------

                   See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company and its subsidiaries offer individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company is a wholly-owned subsidiary of SAFECO Corporation, which is a Washington corporation, the subsidiaries of which engage primarily in insurance and financial services businesses. The Company owns five subsidiaries: SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, American States Life Insurance Company, D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc.

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc., both of which are Delaware corporations doing business as insurance services providers. WM Life Insurance Company and Empire Life Insurance Company, which were acquired in 1997, were merged into the Company on July 1, 1998 and January 1, 2000, respectively. On March 31, 2000, American States Life Insurance Company was contributed to the Company. See
Note 2.

BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States and include amounts based on the best estimates and judgments of management. The financial statements include the Company and its subsidiaries.

All significant intercompany transactions have been eliminated in the consolidated financial statements.

ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

INVESTMENTS. Effective October 1, 2000, SAFECO reclassed its held-to-maturity investment portfolio securities to available-for-sale. The amortized cost and market value of the securities transferred was $2,753 million and $2,816 million, respectively. The transfer resulted in a net of tax increase of $41 million in other comprehensive income on that date. This reclassification was made to provide additional investment flexibility. Previously, fixed maturity investments (i.e., bonds and redeemable preferred stocks) that the Company had the intent and ability to hold to maturity were classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading or held to maturity at December 31, 2000.

All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity (comprehensive income), net of applicable income taxes.

When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statements of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

REAL ESTATE. Income-producing real estate is classified as an investment. Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statements of Consolidated Income.

DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. In 1999, a $13 million write-off of deferred acquisition costs was charged to current operations. This charge was related to the equity-indexed annuity product. In 1998, a $46.8 million write-off of deferred acquisition costs was charged to current operations. This charge was primarily related to two blocks of annuity business, the equity-indexed product and a declared rate fixed annuity product, and to the universal life business, all of which had been adversely affected by market conditions. Approximately $28 million of the write-off was related to the equity-indexed annuity product. The cost of the options purchased to fund the obligation under these contracts increased significantly, adversely affecting the projected recoverability of deferred acquisition costs. There were no significant adjustments made in 2000.

Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

PRESENT VALUE OF FUTURE PROFITS. The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(1,042), $(182) and $626 for the years ended December 31, 2000, 1999 and 1998, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2000, 1999 or 1998. PVFP is amortized under Financial Accounting Standards Board (FASB) Statement 97, based on gross profit margins as they develop each year. This methodology results in volatile amortization patterns. Our best estimate is that, over the next five years, four to seven percent of the balance will be amortized each year.

OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call options are carried at market value with unrealized gains and losses recorded in income. Realized gains and losses on these instruments are recognized upon termination.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company also uses Treasury and S&P 500 futures to manage the interest rate and equity exposure for the S&P 500 interest owed on the equity-indexed annuity product. Futures are included in other invested assets at market value with unrealized gains and losses recorded in income. Realized gains and losses on futures are recognized upon termination.

Interest rate swaps are recorded at market value with realized gains and losses recognized upon termination.

FUNDS HELD UNDER DEPOSIT CONTRACTS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 4.5% to 8.75%.

FUTURE POLICY BENEFITS. Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.0% graded to 3.25%.

POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Accounts are not reflected in the Statements of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

FEDERAL INCOME TAXES. The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

NEW ACCOUNTING STANDARD. The FASB issued Statement 133, "Accounting for Derivative Instruments and Hedging Activities," ("SFAS 133") in June 1998. The statement amends or supersedes several previous FASB statements and requires the recognition of all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position and measuring those instruments at fair value. The accounting for changes in such fair values depends on the use of the derivative. In June 1999, the FASB issued Statement 137, which allows entities to defer adoption of Statement 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," which addresses a limited number of implementation issues arising for SFAS 133.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 1 (continued)

The Company will adopt SFAS 133, as amended, on January 1, 2001. The Company estimates that the cumulative after-tax effect of adopting SFAS 133, as amended, will have no effect on net income and will decrease other comprehensive income by approximately $2 million.

2. ACQUISITIONS AND AGREEMENTS

In December 1999, the Company acquired D.W. Van Dyke & Co., Inc. and Medical Risk Managers, Inc. for $2,000. The acquisition has been treated as a purchase for accounting purposes. The transaction was financed through internal sources. As part of the agreement, the Company also agreed to pay $11,941 and assume $20,309 in net liabilities for the right to reinsure the policies of Medical Risk Solutions, a division of ING North America Insurance Corporation, until the policy anniversary date. At the anniversary date of the reinsured policies, the Company will offer its policy as a replacement. The $32,250 total purchase price was capitalized in other assets, and is being amortized over 15 years, beginning January 1, 2000. Amortization for the year ended December 31, 2000, was $2,150.

In December 1999, the Company entered into an asset acquisition agreement with Sound Benefits Administrators of Wisconsin, Inc., a third party administrator. The agreement allows for the purchase of various assets including intellectual property, owned personal property, contract rights, accounts receivable and the books and records used in the business. The purchase price is based on the Company's profits from the Select Benefits product and will be adjusted at various dates based on results. The initial payment of $3,800, less the amount attributable to the personal property, was capitalized as deferred policy acquisition cost and is being amortized over five years.

On March 31, 2000, American States Life Insurance Company was contributed to the Company by SAFECO Corporation at market value of $158,993. The balance sheet at that date consisted of the following:

Assets                                                        Liabilities
   Fixed Maturities, Available-for-Sale    $  457,637            Future Policy Benefits              $  115,854

   Marketable Equity Securities                18,790            Policy and Contract Claims               4,178

   All Other Investments Assets                41,310            Premiums Paid in Advance                   355

   Cash                                        12,844            Funds held Under Deposit Contracts     356,223

   Accrued Investment Income                    8,870            Current Income Taxes Payable             2,684

   Reinsurance Recoverables                    14,116            All Other Liabilities                   26,266
                                                                                                     -----------
   Deferred Policy Acquisition Costs            7,545                                                $  505,560
                                                                                                     -----------
   Present Value of Future Profits             52,912                                                -----------

   Goodwill                                    31,993            Contribution from Parent            $  158,993
                                                                                                     -----------
   Deferred Income Tax Asset                   16,656                                                -----------

   All Other Receivables                        1,880
                                           -----------
                                           $  664,553
                                           -----------
                                           -----------

A summary of revenues and net income for American States Life Insurance Company prior to the contribution date is as follows:


                                                                 Year Ended December 31
                                Three Months Ended           -----------------------------
                                  March 31, 2000                  1999           1998
                                ------------------           -------------   -------------
Revenues                           $22,618,294                $86,900,443     $91,880,332

Net Income                         $ 3,876,754                $14,948,875     $11,372,351

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)



3. INVESTMENTS

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 2000* follows:

                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
  government agencies and authorities..............    $    845,559   $    146,710   $    (1,577)   $    145,133   $      990,692
States, municipalities and political subdivisions..         249,136         17,658        (5,981)         11,677          260,813
Foreign governments................................         247,353         40,582          (346)         40,236          287,589
Public utilities...................................       1,774,267         57,574       (48,807)          8,767        1,783,034
All other corporate bonds..........................       7,546,648        171,862      (363,669)       (191,807)       7,354,841
Mortgage-backed securities.........................       3,613,998        130,414       (18,920)        111,494        3,725,492
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified
  as available-for-sale............................      14,276,961        564,800      (439,300)        125,500       14,402,461
Marketable equity securities.......................          26,290          1,111        (1,249)           (138)          26,152
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 14,303,251   $    565,911    $ (440,549)        125,362   $   14,428,613
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (534)
Applicable federal income tax....................................................................        (43,579)
                                                                                                   --------------
Unrealized appreciation of investment securities,
   net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))..   $     81,249
                                                                                                   --------------
                                                                                                   --------------

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    555,847   $     25,921   $    (8,065)   $     17,856   $     573,703
States, municipalities and political subdivisions..         132,977          7,336        (3,969)          3,367         136,344
Foreign governments................................          90,852          2,826          (591)          2,235          93,087
Public utilities...................................       1,413,426         10,474       (45,092)        (34,618)      1,378,808
All other corporate bonds..........................       5,528,543         35,946      (293,473)       (257,527)      5,271,016
Mortgage-backed securities.........................       2,913,091         31,406       (74,883)        (43,477)      2,869,614
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 available-for-sale................................      10,634,736        113,909      (426,073)       (312,164)     10,322,572
Marketable equity securities.......................          10,572          4,672           (39)          4,633          15,205
                                                       -------------  -------------  ------------  --------------  --------------
Total investment securities classified as
 available-for-sale................................    $ 10,645,308   $    118,581   $  (426,112)       (307,531)  $  10,337,777
                                                       -------------  -------------  ------------                  --------------
                                                       -------------  -------------  ------------                  --------------
Deferred policy acquisition costs valuation allowance............................................           (225)
Applicable federal income tax....................................................................        107,825
                                                                                                   --------------
Unrealized depreciation of investment securities,
 net of tax, included in shareholder's equity (accumulated other comprehensive income (loss))....  $    (199,931)
                                                                                                   --------------
                                                                                                   --------------


A summary of fixed maturities classified as held-to-maturity at December 31, 1999 follows:


                                                                          Gross          Gross          Net           Estimated
                                                         Amortized      Unrealized    Unrealized     Unrealized        Market
                                                           Cost           Gains         Losses       Gain (Loss)        Value
                                                       -------------  -------------  ------------  --------------  --------------
United States government and
 government agencies and authorities...............    $    282,465   $     27,580   $      (743)   $     26,837   $     309,302
States, municipalities and political subdivisions..         140,269          1,684        (6,000)         (4,316)        135,953
Foreign governments................................         150,268         19,040            --          19,040         169,308
Public utilities...................................         415,715         17,957       (13,731)          4,226         419,941
All other corporate bonds..........................       1,424,007         43,903       (55,647)        (11,744)      1,412,263
Mortgage-backed securities.........................         320,566         10,961        (6,195)          4,766         325,332
                                                       -------------  -------------  ------------  --------------  --------------
Total fixed maturities classified as
 held-to-maturity..................................    $  2,733,290   $    121,125   $   (82,316)  $      38,809   $   2,772,099
                                                       -------------  -------------  ------------  --------------  --------------
                                                       -------------  -------------  ------------  --------------  --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The amortized cost and estimated market value of fixed maturities at December 31, 2000* by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       Available-for-Sale
                                                 ------------------------------
                                                                    Estimated
                                                   Amortized         Market
                                                      Cost            Value
                                                 -------------   --------------
Due in one year or less........................   $   503,186      $   503,704

Due after one year through five years..........     2,627,009        2,593,059

Due after five years through ten years.........     1,334,860        1,324,519

Due after ten years............................     6,197,908        6,255,687

Mortgage-backed securities.....................     3,613,998        3,725,492
                                                 -------------    -------------
    Total......................................   $14,276,961      $14,402,461
                                                 -------------    -------------
                                                 -------------    -------------


At December 31, 2000 and 1999, the Company held below investment grade fixed maturities of $560 million and $559 million at amortized cost, respectively. The respective market values of these investments were approximately $437 and $515 million. These holdings amounted to 3.0% and 3.9% of the Company's investments in fixed maturities at market value at December 31, 2000 and 1999, respectively.

Certain fixed maturity securities with an amortized cost of $11,621 and $7,644 at December 31, 2000 and 1999, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

At December 31, 2000 and 1999, mortgage loans constituted approximately 4.8% and 5.0% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 31% of the total in California. Individual loans generally do not exceed $10 million.

The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 2000 is less than one percent of the total of such investments.



* On October 1, 2000, the fixed maturities held-for-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 2000* are as follows:

                                                                         Year Ended December 31, 2000
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $    1,458,220       $            108    $         27,230
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $       31,180       $             --    $          7,981
Gross realized losses on sales........................          (33,639)                    --              (3,565)
                                                        -------------------  ------------------  -------------------
   Realized gains (losses) on sales...................           (2,459)                    --               4,416
Other (Including net gain on calls and redemptions)...           15,160                     90                  --
Writedowns (Including writedowns on
securities subsequently sold).........................          (32,947)                    --                  --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $      (20,246)      $             90    $          4,416
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

The proceeds from sales of investment securities and related gains and losses for 1999 are as follows:

                                                                         Year Ended December 31, 1999
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         683,225    $          6,296    $           5,534
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          13,358    $             --    $             947
Gross realized losses on sales........................             (14,559)             (6,266)                  --
                                                        -------------------  ------------------  -------------------
   Realized gains (losses)  on sales..................              (1,201)             (6,266)                 947
Other (Including net gain or loss on calls
 and redemptions).....................................               2,472                 (52)                  --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (600)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain (loss)............................   $             671    $         (6,318)   $             947
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1999 due to evidence of a significant deterioration in credit quality. The amortized cost of this security was $12,562, and the loss realized on this sale was $6,266.

* On October 1, 2000, the fixed maturities held-to-maturity portfolio was reclassified to available-for-sale.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The proceeds from sales of investment securities and related gains and losses for 1998 are as follows:

                                                                         Year Ended December 31, 1998
                                                        ------------------------------------------------------------
                                                         Fixed Maturities     Fixed Maturities       Marketable
                                                        Available-for-Sale    Held-to-Maturity    Equity Securiities
                                                        -------------------  ------------------  -------------------
Proceeds from sales...................................   $         643,539    $         18,235    $             665
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

Gross realized gains on sales.........................   $          12,350    $          3,384    $             335
Gross realized losses on sales........................                (480)                 --                   (3)
                                                        -------------------  ------------------  -------------------
   Realized gains on sales............................              11,870               3,384                  332
Other (Including net gain or loss on calls
 and redemptions).....................................              (1,557)                 --                   --
Writedowns (Including writedowns on
 securities subsequently sold)........................                (433)                 --                   --
                                                        -------------------  ------------------  -------------------
Total realized gain...................................   $           9,880    $          3,384    $             332
                                                        -------------------  ------------------  -------------------
                                                        -------------------  ------------------  -------------------

One fixed maturity security, classified as held-to-maturity, was sold during 1998 due to restructuring by the bond issuer and the expected significant downgrade resulting from it. The amortized cost of this security was $14,851, and the gain realized on this sale was $3,384.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 3 (continued)

The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Realized gains (losses):
  Fixed maturities.....................................   $    (20,156)    $    (5,647)    $    13,264
  Marketable equity securities.........................          4,416             947             332
  Real estate..........................................            (33)             17              16
                                                         --------------   -------------   -------------
    Realized gain (loss) before federal income taxes...   $    (15,773)    $    (4,683)    $    13,612
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Increase (decrease) in unrealized
 appreciation/depreciation of:
 Fixed maturities classified as available-for-sale....    $    437,664     $  (875,248)    $    62,781
 Marketable equity securities.........................          (4,771)            561            (829)
 Deferred policy acquisition costs valuation
  allowance...........................................            (309)         44,883          (9,759)
 Applicable federal income tax........................        (151,404)        290,431         (18,268)
                                                         --------------   -------------   -------------
 Net change in unrealized appreciation/depreciation...    $    281,180     $  (539,373)    $    33,925
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Allowance at beginning of year........................    $     10,781     $    11,173     $    11,609
Loans charged off as uncollectible....................              (2)           (392)           (436)
                                                         --------------   -------------   -------------
Allowance at end of year..............................    $     10,779     $    10,781     $    11,173
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

The allowance includes specific reserves, as well as general reserve amounts. The total investment in impaired loans before any reserve for losses is $0 and $589 at December 31, 2000 and 1999, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $0 and $59 is included in the overall allowance of $10,779 and $10,781 at December 31, 2000 and 1999, respectively.

4. COMMITMENTS AND CONTINGENCIES

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,560 at December 31, 2000. At December 31, 2000, unfunded mortgage loan commitments approximate $20,835. The Company has no other material commitments or contingencies at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


5. FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

Estimated fair values of financial instruments at December 31 are as follows:

                                                             2000                              1999
                                              ---------------------------------   ---------------------------------
                                                  Carrying        Estimated         Carrying           Estimated
                                                   Amount         Fair Value         Amount           Fair Value
                                              ---------------   ---------------   ---------------   ---------------
Financial assets:

  Fixed maturities available-for-sale.......   $  14,402,461     $  14,402,461     $  10,322,572     $  10,322,572
  Fixed maturities held-to-maturity.........              --                --         2,733,290         2,772,099
  Marketable equity securities..............          26,152            26,152            15,205            15,205
  Mortgage loans............................         848,114           755,000           820,815           749,000

Financial liabilities:
  Funds held under deposit contracts........      14,085,670        13,977,000        13,402,480        13,136,000

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.7 billion and $3.2 billion, at market values, at December 31, 2000 and 1999, respectively, are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBs). CMOs and CMBs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs and CMBs comprised of the riskier, more volatile type (e.g., principal only, inverse floaters, etc.) has been intentionally limited to only a small amount, approximately 1% of total mortgage-backed securities at both December 31, 2000 and 1999.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 5 (continued)

In 1997, the Company introduced an equity-indexed annuity product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of this product were suspended in the fourth quarter of 1998.
A hedging program with the objective to hedge the exposure to changes in the S&P 500 market risk has been established. The program consists of buying and writing S&P 500 options, buying Treasury interest rate futures and trading S&P 500 futures.

Realized gains and losses on both options and futures are recognized upon termination of the options and future contracts. The Company records futures and options at market value with unrealized gains and losses recorded in policy benefits in current income.

The balance in other assets for call options purchased was $0 and $2,023 at December 31, 2000 and 1999, respectively. The balance of futures contracts at December 31, 2000 and 1999, respectively, was $396 and $8,287. At December 31, 1999, the Company had a $5,819 liability for written S&P 500 call options included in other liabilities. The Company had no written S&P 500 call options at December 31, 2000.

The Company does not enter into financial instruments for speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

6. REINSURANCE

The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholder as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers is experiencing financial difficulties.

Reinsurance Recoverables are comprised of the following amounts:

                                                                December 31
                                                        ------------------------------
                                                             2000           1999
                                                        -------------   --------------
Unpaid losses and adjustment expense..................    $   3,176       $    767
Paid claims...........................................        2,931          1,179
Life policy liabilities...............................       94,272         35,695
Other reinsurance recoverables (payables).............       (1,241)           121
                                                        -------------   --------------
     Total reinsurance recoverables...................    $  99,138       $ 37,762
                                                        -------------   --------------
                                                        -------------   --------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 6 (continuted)

The effects of reinsurance on the premium and policy benefit amounts in the Statements of Consolidated Income are as follows:


                                                                      Year Ended December 31
                                                         ----------------------------------------------
                                                              2000            1999            1998
                                                         --------------   -------------   -------------
Reinsurance Ceded:

  Premiums............................................    $   (31,581)     $   (21,216)    $   (16,479)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $   (35,099)     $    (9,347)    $    (7,162)
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

Reinsurance Assumed:

  Premiums............................................    $    30,484      $       697     $       876
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------

  Policy benefits.....................................    $    36,188      $     2,464     $     3,487
                                                         --------------   -------------   -------------
                                                         --------------   -------------   -------------


The increase in assumed premiums and policy benefits during 2000 reflect the assumed block of group life and health business acquired from ING North America Insurance Corporation. See Note 2 for additional information.

7. STATUTORY BASIS INFORMATION

The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Washington has adopted the provisions of the revised manual, except as otherwise provided by Washington State law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will have a positive impact on the Company's statutory-basis capital and surplus as of adoption.

Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 7 (continued)

Statutory net income and capital and surplus, by company, are as follows:

                                                                                   Year Ended December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Net Income:
  SAFECO Life Insurance Company...................................    $    63,364      $    91,666     $    64,599
  SAFECO National Life Insurance Company..........................            745            1,121           1,012
  First SAFECO National Life Insurance Company of New York........            493              751             576
  American States Life Insurance Company..........................         21,021               --              --
  Empire Life Insurance Company...................................             --              596           1,799
                                                                     --------------   -------------   -------------
      Total.......................................................    $    85,623      $    94,134     $    67,986
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

                                                                                       December 31
                                                                     ----------------------------------------------
                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Statutory Capital and Surplus:
  SAFECO Life Insurance Company and Subsidiaries..................    $    705,957     $   637,522     $   576,791
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------


The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 2000.

8. DIVIDEND RESTRICTIONS

Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $112,372 at December 31, 2000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


9. EMPLOYEE BENEFIT PLANS

SAFECO Corporation and subsidiary companies (the Companies) sponsor defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a 401(k) savings plan. A cash balance defined benefit plan covering substantially all employees provides benefits for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $2,503, $2,479 and $6,070 for the years ended December 31, 2000, 1999 and 1998, respectively.

The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. Net periodic other postretirement benefit costs for the Company were $3,113, $1,091 and $510 in 2000, 1999 and 1998, respectively. The accrued postretirement benefit cost recorded in the balance sheet was $9,161 and $6,634 at December 31, 2000 and 1999, respectively.

10. INCOME TAXES

The Company uses the liability method of accounting for income taxes under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are not material.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 10 (continued)

The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                      December 31
                                                                              ------------------------------
                                                                                   2000            1999
                                                                              --------------   -------------
Deferred tax assets:
  Discounting of loss and adjustment expense reserves.......................   $        522     $       463
  Uncollected premium adjustment............................................          6,657           3,303
  Adjustment to life policy liabilities.....................................         53,972          50,646
  Capitalization of policy acquisition costs................................         84,918          61,087
  Postretirement benefits...................................................          3,206           2,322
  Realized capital losses on write down of investment securities............         18,486           3,114
  Guarantee fund assessments................................................          1,687           1,681
  Intercompany sale of securities...........................................          1,339           1,009
  Unrealized depreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $0; $79)........................             --         107,714
  Other.....................................................................          1,926           1,610
                                                                              --------------   -------------
     Total deferred tax assets..............................................        172,713         232,949
                                                                              --------------   -------------
Deferred tax liabilities:
  Deferred policy acquisition costs.........................................        102,846          93,119
  Present value of future profits...........................................         21,248           4,109
  Bond discount accrual.....................................................         12,128          17,180
  Right to reinsure.........................................................          9,194          11,039
  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance:  $187; $0).......................         43,690              --
  Other.....................................................................          1,744           1,049
                                                                              --------------   -------------
     Total deferred tax liabilities.........................................        190,850         126,496
                                                                              --------------   -------------
     Net deferred tax asset (liability).....................................   $    (18,137)    $   106,453
                                                                              --------------   -------------
                                                                              --------------   -------------


The following table reconciles the deferred tax benefit in the Statements of Consolidated Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                          2000            1999            1998
                                                                     --------------   -------------   -------------
Deferred tax benefit.............................................     $  (10,158)      $  (15,766)     $  (1,359)

Net deferred tax (asset) liability acquired in acquisitions
  and contributions..............................................        (16,656)              --          3,539

Deferred tax changes reported in shareholder's equity:
  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities........        151,512         (306,140)        21,684

  (Increase) decrease in liability related to deferred
    policy acquisition costs valuation allowance.................           (108)          15,709         (3,416)
                                                                     --------------   -------------   -------------
Change in net deferred tax asset/liability.......................     $  124,590       $ (306,197)     $  20,448
                                                                     --------------   -------------   -------------
                                                                     --------------   -------------   -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


11. SEGMENT DATA

The Company's reportable business segments are strategic business units that offer distinctive products marketed through independent agents in various distribution channels.

The Company has five reportable segments: Individual, Retirement Services, Settlement Annuities, Group and Corporate. Individual issues traditional, term and universal life insurance policies. Retirement Services issues fixed and variable deferred annuity products. Settlement Annuities issues immediate annuities for structured pay out situations. Group issues excess loss health insurance to companies that have self-insured medical plans. The Corporate segment is used to retain profits from the four product lines and pay dividends to the parent company, SAFECO Corporation.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Company management evaluates performance based on operating profit or loss before income taxes.

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $    110,219   $        601   $         --    $    311,465    $         --    $    422,285
  Net Investment Income...........        200,283        391,029        495,808           1,895          76,648       1,165,663
  Other Revenue...................          9,828         36,173             36           2,045           1,301          49,383
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        320,330        427,803        495,844         315,405          77,949       1,637,331

Expenses
  Policy Benefits.................        236,868        327,630        440,317         214,642              --       1,219,457
  Commissions.....................         19,056         22,945         15,912          44,041              --         101,954
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................         12,003         24,758             --           5,374              --          42,135
  Deferral of Policy Acquisition
   Costs..........................        (24,763)       (17,443)            --          (9,483)             --         (51,689)
  Other Expenses..................         58,014         40,051         13,209          56,674           7,716         175,664
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        301,178        397,941        469,438         311,248           7,716       1,487,521
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income From
  Insurance Operations............         19,152         29,862         26,406           4,157          70,233         149,810
Realized Investment Gain (Loss)...         (2,804)       (25,401)        17,553          (3,495)         (1,626)        (15,773)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income before Federal
  Income Taxes....................   $     16,348   $      4,461   $     43,959    $        662    $     68,607    $    134,037
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                           December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  3,147,137   $  4,807,828   $   6,502,843   $     39,352    $  1,011,790    $ 15,508,950
  Assets Held in
    Separate Accounts.............        120,960      1,154,145              --             --              --       1,275,105
  Total Assets....................      3,615,006      6,169,094       6,605,102        192,205       1,092,118      17,673,525

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 2000
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     62,409   $        536   $          --   $    193,797    $         --    $    256,742
  Net Investment Income...........        113,830        410,908         486,561          1,845          71,222       1,084,366
  Other Revenue...................          3,808         32,348              29             --              --          36,185
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        180,047        443,792         486,590        195,642          71,222       1,377,293

Expenses
  Policy Benefits.................        134,700        310,495         422,925        157,113              --       1,025,233
  Commissions.....................         10,237         24,255          11,764         29,149             150          75,555
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          5,447         24,979              --          4,407              --          34,833
  Write-off of Deferred Policy
   Acquisition Costs..............             --         12,993              --             --              --          12,993
  Deferral of Policy Acquisition
   Costs..........................        (25,698)       (18,932)             --         (8,368)             --         (52,998)
  Other Expenses..................         47,378         37,452           9,640         32,849           2,333         129,652
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
       Policy Benefits............        172,064        391,242         444,329        215,150           2,483       1,225,268
                                     -------------  -------------  --------------  -------------   -------------   -------------

Income (Loss) From
  Insurance Operations............          7,983         52,550          42,261        (19,508)         68,739         152,025
Realized Investment Gain (Loss)...            325         (1,031)         (5,927)           295           1,655          (4,683)
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before Federal
  Income Taxes....................   $      8,308   $     51,519   $      36,334   $    (19,213)   $     70,394    $    147,342
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                             December 31, 1999
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,946,604   $  5,624,219   $   5,879,843   $     14,534    $    873,904    $ 14,339,104
  Assets Held in
    Separate Accounts.............        126,908      1,276,340              --             --              --       1,403,248
  Total Assets....................      2,308,863      7,204,831       6,010,669        104,749         921,476      16,550,588

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)


Note 11 (continued)

                                                                     Year Ended December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Revenue
  Premiums........................   $     50,563   $        698   $          --   $    203,149    $         --    $    254,410
  Net Investment Income...........         69,267        411,661         449,313          2,695          72,525       1,005,461
  Other Revenue...................          3,509         24,483              77             --              --          28,069
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Revenue...............        123,339        436,842         449,390        205,844          72,525       1,287,940

Expenses
  Policy Benefits.................         84,004        349,834         399,130        161,113              --         994,081
  Commissions.....................         10,864         46,236          12,211         25,639             300          95,250
  Amortization of Deferred
   Policy Acquisition Costs
   and Present Value of
   Future Profits.................          8,438         30,576              --          3,852              --          42,866
  Write-off of Deferred Policy
   Acquisition Costs and
   Other Write-offs...............         11,500         32,300              --             --           3,000          46,800
  Deferral of Policy Acquisition
   Costs..........................        (18,610)       (42,788)             --         (4,546)             --         (65,944)
  Other Expenses..................         37,782         40,177           7,398         33,919           2,333         121,609
                                     -------------  -------------  --------------  -------------   -------------   -------------
      Total Expenses and
        Policy Benefits...........        133,978        456,335         418,739        219,977           5,633       1,234,662
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) From
  Insurance Operations............        (10,639)       (19,493)         30,651        (14,133)         66,892          53,278
Realized Investment Gain..........            828          4,304              --             --           8,480          13,612
                                     -------------  -------------  --------------  -------------   -------------   -------------
Income (Loss) before
  Federal Income Taxes............   $     (9,811)  $    (15,189)  $      30,651   $    (14,133)   $     75,372    $     66,890
                                     -------------  -------------  --------------  -------------   -------------   -------------
                                     -------------  -------------  --------------  -------------   -------------   -------------

                                                                            December 31, 1998
                                     ------------------------------------------------------------------------------------------
                                                      Retirement     Settlement
                                       Individual      Services      Annuities         Group         Corporate        Total
                                     -------------  -------------  --------------  -------------   -------------   -------------
Assets
  Total Investments...............   $  1,075,256   $  5,761,722   $   5,877,496   $     39,918    $  1,056,042    $ 13,810,434
  Assets Held in
    Separate Accounts.............         98,715      1,102,420              --             --              --       1,201,135
  Total Assets....................      1,307,561      7,195,140       5,971,534         90,125       1,093,684      15,658,044

                       SAFECO RESOURCE VARIABLE ACCOUNT B
                                     PART C
                                OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of SAFECO Resource Variable Account B and of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration
      Statement:

      REGISTRANT:

          Statement of Assets and Liabilities as of December 31, 2000. Statements of Operations and Changes in Net Assets for the Year or Period Ended December 31, 2000 and 1999.
          Notes to Financial Statements.

      SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

          Consolidated Balance Sheets as of December 31, 2000 and 1999. Statements of Consolidated Income for the years ended December 31, 2000, 1999 and 1998.
          Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.
          Statements of Consolidated Comprehensive Income (Loss) for the years ended December 31, 2000, 1999 and 1998.
          Statements of Consolidated Cash Flows for the years ended December 31, 2000, 1999 and 1998.
          Notes to Consolidated Financial Statements.


b.    EXHIBITS


 EXHIBIT NUMBER                   DESCRIPTION OF DOCUMENT
   1.                             Resolution of Board of Directors of SAFECO  authorizing the establishment of the Separate Account.  1/

   2.                             Not Applicable.

   3.(i)                          Form of Principal Underwriter's Agreement.  2/
     (ii)                         Selling Agreement.  3/

   4.                             Group Variable Annuity Contract.  5/

   5.(i)                          Master Application for Annuity Contract.  5/
     (ii)                         Application for Participation.  5/

   6.(i)                          Copy of Articles of Incorporation of SAFECO.  1/
     (ii)                         Copy of the Bylaws of SAFECO.  1/

   7.                             Not Applicable.

   8.(i)                          Fund Participation Agreement (Scudder).  3/
     (ii)                         Reimbursement Agreement (Scudder).  3/
     (iii)                        Participating Contract and Policy Agreement(Scudder).  3/
     (iv)                         Services Agreement (Scudder).  6/


   9.                             Opinion and Consent of Counsel.  8/

   10.                            Consent of Independent Auditors.

   11.                            Not Applicable.

   12.                            Agreement Governing Contribution.  5/

   13.                            Calculation of Performance Information.  4/

   14.                            Power of Attorney.  7/

   15.                            Representation of Counsel.

1/   Incorporated by reference to  Post-Effective  Amendment of SAFECO
     Separate Account C filed with the SEC on June 16, 1995 (File No. 33-60331).

2/ Incorporated by reference to Post-Effective Amendment of SAFECO Resource Variable Account B filed with the SEC on December 29, 1995 (File No. 33-69600).

3/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995
     (File No. 33-69712).

4/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996
     (File No. 33-69712).

5/ Incorporated by reference to Registrant's Post-Effective Amendment filed with the SEC on April 29, 1996.

6/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on May 1, 1998
     (File No. 33-69712).

7/ Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 30, 2001
     (File No. 33-69712).

8/ Incorporated by reference to Registrant's Post-Effective Amendment filed with the SEC on April 30, 1999.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Resource Variable Account B or the variable annuity contracts offered through SAFECO Resource Variable Account B. Unless otherwise indicated the principal business address of all officers or directors listed is 5069 154th Place N.E., Redmond, Washington 98052.



        NAME                                               POSITION WITH SAFECO
        ----                                               --------------------
*       Michael S. McGavick                                Director, Chairman of the Board

        Randall H. Talbot                                  Director, President

        Roger F. Harbin                                    Director, Executive Vice President, Actuary

*       Rodney A. Pierson                                  Director, Senior Vice President, Secretary

*       Donald S. Chapman                                  Director

*       James W. Ruddy                                     Director

**      Dale E. Lauer                                      Director

*       William T. Lebo                                    Director

        Leslie J. Rice                                     Vice President, Controller, Assistant Secretary

        Michael J. Kinzer                                  Vice President, Chief Actuary

***     Ronald L. Spaulding                                Director, Vice President, Treasurer

        Jean Liebmann                                      Actuary

        George C. Pagos                                    Associate General Counsel, Vice President,
                                                           Assistant Secretary


* The principal business address of these officers and directors is SAFECO Plaza, Seattle, WA 98185.
** The principal business address of Dale E. Lauer is 500 N. Meridian Street, Indianapolis, IN 46204.
*** The principal business address of Ronald L. Spaulding is 601 Union Street,
    Suite 2500, Seattle, WA 98101-4074.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Resource Variable Account B ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties, Inc.,
SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation, SAFECO U.K. Limited, a corporation organized under the laws of the United Kingdom, American States Insurance Company, American States Preferred Insurance Company, and American Economy Insurance Company, each an Indiana corporation, SAFECO eCommerce, Inc. and SAFECO Financial Products, Inc., both Washington corporations, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and SAFECO Management Corporation, a New York corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, First SAFECO National Life Insurance Company of New York, a New York corporation, American States Life Insurance Company, an Indiana corporation, and D.W. Van Dyke & Co., Inc., a Delaware corporation. SAFECO Life Insurance Company owns 15% of Medical Risk Managers, Inc., a Delaware corporation. SAFECO Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of SAFECO Investment Services, Inc., F.B. Beattie & Co., Inc., and Talbot Financial Corporation, each a Washington corporation, General America Corp. of Texas, a Texas corporation, SAFECO Select Insurance Services, Inc., a California corporation, and R.F. Bailey Holdings Limited, a U.K. corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company and American States Lloyds Insurance Company, both

Texas corporations. R.F. Bailey Holdings Limited owns 100% of R.F. Bailey (Underwriting Agencies) Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. SAFECO Properties, Inc. owns 100% of the following Washington corporations:
SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: S.C. Bellevue, Inc., and S.C. Marysville, Inc. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.


No person is directly or indirectly controlled by Registrant.

All subsidiaries are included in consolidated financial statements. In addition SAFECO Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.


ITEM 27. NUMBER OF CONTRACT OWNERS

At March 31, 2001, there were 2,730 Contract Owners and 8,496
Certificate-Holders of the Registrant.



ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

        a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Individual Variable Annuity Contracts.

        b. The following information is provided for each principal officer and director of the principal underwriter:



        NAME AND PRINCIPAL BUSINESS ADDRESS                POSITIONS AND OFFICES WITH UNDERWRITER
        -----------------------------------                --------------------------------------
        *Rodney A. Pierson                                        Director
        **Ronald L. Spaulding                                     Director
        ***David F. Hill                                          Director, President
        ***David H. Longhurst                                     Vice President, Controller, Treasurer,
                                                                  Financial Principal and Secretary



* The principal business address for Rodney A. Pierson is SAFECO Plaza, Seattle, WA 98185.
**   The  principal business address for Ronald L. Spaulding is 601
     Union Street, Suite 2500, Seattle, WA 98101-4074.
*** The principal business address for David F. Hill and David H. Longhurst is 10865 Willows Road NE, Redmond, WA 98052.

        c. During the fiscal year ended December 31, 2000, SAFECO Investment Services, Inc., through SAFECO Securities, Inc., received $2,055,477 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. SAFECO Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or SAFECO Asset Management Company at 10865 Willows Road N.E., E-2, Redmond, Washington, 98052, maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable


ITEM 32.  UNDERTAKINGS

1. Registrant hereby represents that it is relying upon a No Action-Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

        a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

        b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

        c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

        d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of
             (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

        e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant and Depositor represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

2. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 19.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 2001.

                                           SAFECO RESOURCE VARIABLE ACCOUNT B
                                                       Registrant

                                           By:   SAFECO LIFE INSURANCE COMPANY


                                           By:   /S/ RANDALL H. TALBOT
                                                 --------------------------
                                                 Randall H. Talbot, President


                                           SAFECO LIFE INSURANCE COMPANY
                                                     Depositor


                                           By:   /S/ RANDALL H. TALBOT
                                                 --------------------------
                                                 Randall H. Talbot, President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



NAME                                             TITLE                                        DATE
----                                             -----                                        ----

DONALD S. CHAPMAN*                               Director
--------------------------
Donald S. Chapman


WILLIAM T. LEBO*                                 Director
----------------
William T. Lebo


MICHAEL S. MCGAVICK*                             Director and Chairman
--------------------
Michael S. McGavick


LESLIE J. RICE*                                  Vice President, Controller and Assistant Secretary
----------------                                 (Principal Accounting Officer)
Leslie J. Rice


RONALD L. SPAULDING*                             Director, Vice
--------------------
Ronald L. Spaulding                              President and Treasurer


RODNEY A. PIERSON*                               Director, Senior Vice
------------------
Rodney A. Pierson                                President and Secretary


JAMES W. RUDDY*                                  Director
------------------------------
James W. Ruddy


/S/ ROGER F. HARBIN                              Director, Executive Vice President and Actuary
-------------------
Roger F. Harbin


DALE E. LAUER*                                   Director
--------------
Dale E. Lauer


/S/ RANDALL H. TALBOT                            Director and President (Principal Executive Officer)
---------------------
Randall H. Talbot


                                                      *By:   /S/ ROGER F. HARBIN
                                                             ---------------------------------------
                                                             Roger F. Harbin
                                                             Attorney-in-Fact



                                                      *By:   /S/ RANDALL H. TALBOT
                                                             ---------------------------------------
                                                             Randall H. Talbot
                                                             Attorney-in-Fact

                       SAFECO RESOURCE VARIABLE ACCOUNT B

                                    FORM N-4

                                  EXHIBIT INDEX

   EXHIBIT NUMBER                               DESCRIPTION OF DOCUMENT
   --------------                               -----------------------
        99.10                                   Consent of Independent Auditors

        99.15                                   Representation of Counsel